Registration Nos.:   33-82268 and
                                                                    811-8670
              As filed with the Securities and Exchange Commission
                              on February 24, 2005

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933

         Post-Effective Amendment No. 13                            X

                                     and/or

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940


         Amendment No. 14                                           X

                 SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY

                           (Exact Name of Registrant)

                           USAA LIFE INSURANCE COMPANY

                               (Name of Depositor)
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288
              (Address of Depositor's Principal Executive Offices)

         Depositor's Telephone Number, including Area Code: 210-498-8000

                              MARK S. HOWARD, ESQ.
                       Senior Vice President and Secretary
                           USAA Life Insurance Company
                            9800 Fredericksburg Road
                          San Antonio, Texas 78288-4501
                    (Name and Address of Agents for Service)

                                   Copies to:

                              DIANE E. AMBLER, ESQ.
                  Kirkpatrick & Lockhart Nicholson Graham, LLP
                          1800 Massachusetts Ave., N.W.
                           Washington, D.C. 20036-1800
                                 (202) 778-9886

Approximate Date of Proposed Public Offering:  Continuous.

It is proposed that this filing will become effective (check the appropriate box):

[ ]    Immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]    On April 29, 2005  pursuant to paragraph (b) of Rule 485

[ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485

[X]    On (April 29, 2005) pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following:

[ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.


Title of Securities Being Registered: Units of Interest in Separate Account of USAA Life Insurance Company under Flexible Premium Deferred Combination Fixed and Variable Annuity Contract.

                                VARIABLE ANNUITY
                                   PROSPECTUS

                                   May 1, 2005

USAA Life Insurance Company

9800 Fredericksburg Road
San Antonio, Texas 78288
Telephone:  1-800-531-2923

USAA Life Insurance Company (USAA Life) is offering a flexible premium deferred combination fixed and variable annuity contract (Contract) to the general public. This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract offers 19 investment choices, including a Fixed Fund Account, which pays a guaranteed rate of interest, and 18 Variable Fund Accounts of our Separate Account, each of which invests in one of the following mutual funds (Funds):

USAA LIFE INVESTMENT TRUST                  FIDELITY(R) VARIABLE INSURANCE PRODUCTS
--------------------------                  ---------------------------------------
USAA Life Growth and Income Fund            Fidelity VIP Contrafund(R) Portfolio, Initial Class
USAA Life Aggressive Growth Fund            Fidelity VIP Equity-Income Portfolio, Initial Class
USAA Life World Growth Fund                 Fidelity VIP Dynamic Capital Appreciation Portfolio, Initial Class
USAA Life Diversified Assets Fund
USAA Life Income Fund

VANGUARD(R) VARIABLE INSURANCE FUND         SCUDDER VARIABLE SERIES I
-----------------------------------         -------------------------
Vanguard Diversified Value Portfolio        Scudder VS I Capital Growth Portfolio, Class A Shares
Vanguard Equity Index Portfolio
Vanguard Mid-Cap Index Portfolio            THE ALGER AMERICAN FUND
Vanguard Small Company Growth Portfolio     ------------------------
Vanguard International Portfolio            Alger American Growth Portfolio, Class O Shares
Vanguard REIT Index Portfolio
Vanguard High Yield Bond Portfolio
Vanguard Money Market Portfolio


USAA Life (WE) have filed a Statement of Additional Information, dated May 1, 2005, with the Securities and Exchange Commission (SEC). It contains more information about the Contract and is incorporated herein by reference, which means it is legally part of this prospectus. Its table of contents appears on page 12. For a free copy, call 1-800-531-2923.

                            INVESTMENTS IN THE VARIABLE FUND ACCOUNTS ARE NOT
                            DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY,
                            THE USAA FEDERAL SAVINGS BANK, ARE NOT INSURED BY
                            THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR
       IMPORTANT            ANY OTHER GOVERNMENT AGENCY, ARE SUBJECT TO
        NOTICES             INVESTMENT RISKS, AND MAY LOSE VALUE.

                            THE SEC HAS NOT APPROVED OR DISAPPROVED THE
                            SECURITIES DESCRIBED IN THIS PROSPECTUS OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.


                                VA Contract -- 1

--------------------------------------------------------------------------------
USAA LIFE VARIABLE ANNUITY CONTRACT PROSPECTUS
TABLE OF CONTENTS
--------------------------------------------------------------------------------


                     Index of Important Terms..................................3
                     Expenses..................................................4
                     The Contract at a Glance.................................10
CONTRACT FEATURES    How the Contract Works...................................11
                     Investment Choices.......................................13
                     Special Services.........................................19
                         Automatic Payment Plan ..............................19
                         Dollar Cost Averaging Program........................19
                         Systematic Withdrawal Program........................19
                         Automatic Asset Rebalancing..........................20
                     Your Contract Value......................................20
                     Annuity Benefits.........................................21
                     Death Benefits...........................................24

                     How Do I...
                     ... Contact USAA Life....................................25
                     ... Buy a Contract.......................................25
                     ... Invest More Money....................................26
TRANSACTIONS         ... Access My Money......................................26
                     ... Change My Investment Choices.........................26
                     ... Change My Premium Allocations........................27
                     ... Change My Annuity Date...............................27
                     ... Change My Annuitant..................................27
                     ... Change My Beneficiary................................27
                     ... Transfer or Assign Ownership.........................27
                     ... Place a Telephone Request............................28
                     ... Cancel My Contract during the Free Look..............28
                     ... Keep Track of My Investments.........................28
                     ... Start Receiving Annuity Payments.....................28
                     ... Report a Death.......................................29
                     Processing Dates.........................................29
                     Postponement of Payments.................................30

                     More Information About...
                     ... USAA Life............................................31
                     ... The Separate Account.................................31
OTHER INFORMATION    ... The Funds............................................31
                     ... The Contract.........................................32
                     ... Charges and Deductions...............................33
                     Tax Information..........................................35
                     Financial Information....................................37

                     Contents of Statement of Additional Information..........42


                                VA Contract -- 2

--------------------------------------------------------------------------------
USAA LIFE VARIABLE ANNUITY CONTRACT PROSPECTUS
INDEX OF IMPORTANT TERMS
--------------------------------------------------------------------------------

TERM                                                                        PAGE
----                                                                        ----

Accumulation Unit ............................................................21
Annuitant ....................................................................12
Annuity Date .................................................................11
Annuity Unit .................................................................22
Beneficiary ..................................................................12
Contract ......................................................................1
Contract Year.................................................................19
Distribution Option...........................................................21
Effective Date................................................................11
Fixed Annuity Payments .......................................................22
Fixed Fund Account ...........................................................18
Fixed Fund Account Value .....................................................20
Free Look Period .............................................................10
Funds .........................................................................1
General Account ..............................................................18
Nonqualified Plan ............................................................12
Proof of Death ...............................................................29
Qualified Plan ...............................................................12
Variable Annuity Payments ....................................................22
Variable Fund Accounts .......................................................13
Variable Fund Account Value...................................................21

UPDATE AND CHECK PAGE NUMBERS/ACCURACY


                                VA Contract -- 3

----------
EXPENSES
----------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The tables do not show premium taxes and other taxes which may apply.

This table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

--------------------------------------------------------------------------------
                    CONTRACT OWNER TRANSACTION EXPENSES
--------------------------------------------------------------------------------

Sales Load Imposed on Purchases                                       ____
Deferred Sales Load                                                   ____
Surrender Fees                                                        ____
Transfer or Exchange Fees                                             ____
--------------------------------------------------------------------------------

(1) There are no surrender fees for withdrawals or transfers from a Variable Fund Account. However, for Contracts issued on or after August 1, 2003, funds that you withdraw or transfer out of the Fixed Fund Account - including funds that were previously transferred into the Fixed Fund Account from a Variable Fund Account - are subject to a maximum 7% surrender fee, described under "Fixed Fund Account Withdrawal Charge" in the Charges & Deductions section of this prospectus.
(1.1) We do not currently charge a fee for transfers. We reserve the right at any time, and without prior notice, to terminate, suspend, or modify the transfer privilege.


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.


--------------------------------------------------------------------------------
          PERIODIC FEES AND EXPENSES OTHER THAN FUND FEES AND EXPENSES
--------------------------------------------------------------------------------
Contract Maintenance Charge                                              ____
--------------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of average net assets)
--------------------------------------------------------------------------------
         Mortality and Expense Risk Fee                                  ____
--------------------------------------------------------------------------------
         Administrative Expense Fee                                      ____
--------------------------------------------------------------------------------

Total Separate Account Annual Expenses                                   ____
--------------------------------------------------------------------------------

(2) This charge is deducted on each Contract anniversary. If you surrender your Contract, we deduct the entire charge for that year.


The next table shows the minimum and maximum total operating expenses charged by the Funds for the year ended December 31, 2004 that you may pay periodically during the time you own the Contract. More information concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                 MINIMUM          MAXIMUM
--------------------------------------------------------------------------------
Expenses that are deducted from Fund assets,
including management fees and other expenses(3)       ____             ____
--------------------------------------------------------------------------------
(3) The maximum actual total Fund operating expense was _____ as the result of a voluntary expense reimbursement arrangement that had the effect of reducing expenses actually paid by the Fund. The expense reimbursement arrangements, including whether they are voluntary or contractual, appear in footnotes to the next following table of expenses.


This table shows the operating expenses (before and after reimbursement) charged by each Fund for the fiscal year ended December 31, 2004.


                                VA Contract -- 4

                                                   FUND OPERATING EXPENSES
                                                   -----------------------
-----------------------------------------------------------------------------    ---------------------------------------------
                                                             TOTAL FUND                                 TOTAL FUND OPERATING
                           MANAGEMENT         OTHER          OPERATING            OTHER EXPENSES        EXPENSES AFTER
VARIABLE FUND ACCOUNT      FEES               EXPENSES       EXPENSES             AFTER REIMBURSEMENT   REIMBURSEMENT
-------------------------- ------------------ -------------- -----------------    --------------------- ----------------------
USAA LIFE
INVESTMENT TRUST(4)
-------------------------- ------------------ -------------- -----------------    --------------------- ----------------------
Growth and Income          .20                .32             .52                 See Note (5)          .52
-------------------------- ------------------ -------------- -----------------    --------------------- ----------------------
Aggressive Growth          .50                .79            1.29                 See Note (5)          .95
-------------------------- ------------------ -------------- -----------------    --------------------- ----------------------
World Growth               .35                .80            1.15                 See Note (5)          .95
-------------------------- ------------------ -------------- -----------------    --------------------- ----------------------
Diversified Assets         .20                .43             .63                 See Note (5)          .63
-------------------------- ------------------ -------------- -----------------    --------------------- ----------------------
Income                     .20                .59             .79                 See Note (5)          .65
-------------------------- ------------------ -------------- -----------------    --------------------- ----------------------

VANGUARD(R)
VARIABLE
INSURANCE FUND
-------------------------- ------------------ -------------- -----------------    --------------------- ----------------------
Diversified Value
Portfolio                  .40                .02             .42                 N/A                   .42
-------------------------- ------------------ -------------- -----------------    --------------------- ----------------------
Equity Index Portfolio     .12                .02             .14                 N/A                   .14
-------------------------- ------------------ -------------- -----------------    --------------------- ----------------------
Mid-Cap Index Portfolio    .21                .03             .24                 N/A                   .24
-------------------------- ------------------ -------------- -----------------    --------------------- ----------------------
Small Company Growth       .44                .02             .46                 N/A                   .46
Portfolio
-------------------------- ------------------ -------------- -----------------    --------------------- ----------------------
International Portfolio    .33                .08             .41                 N/A                   .41
-------------------------- ------------------ -------------- -----------------    --------------------- ----------------------
REIT Index Portfolio       .27                .04             .31                 N/A                   .31
-------------------------- ------------------ -------------- -----------------    --------------------- ----------------------
High Yield Bond Portfolio  .21                .03             .24                 N/A                   .24
-------------------------- ------------------ -------------- -----------------    --------------------- ----------------------
Money Market Portfolio     .12                .03             .15                 N/A                   .15
-------------------------- ------------------ -------------- -----------------    --------------------- ----------------------

FIDELITY(R) VARIABLE
INSURANCE PRODUCTS(6)
-------------------------- ------------------ -------------- -----------------    --------------------- ----------------------
Contrafund(R) Portfolio,   ___                ___            ___                  ___                   ___
Initial Class
-------------------------- ------------------ -------------- -----------------    --------------------- ----------------------
Equity-Income Portfolio,   ___                ___            ___                  ___                   ___
Initial Class
-------------------------- ------------------ -------------- -----------------    --------------------- ----------------------
Dynamic Capital
Appreciation Portfolio,    ___                ___            ___                  ___                   ___
Initial Class
-----------------------------------------------------------------------------    ---------------------------------------------

                                                     VA Contract -- 5

                                                   FUND OPERATING EXPENSES
                                                   -----------------------
-----------------------------------------------------------------------------    ---------------------------------------------
                                                             TOTAL FUND                                 TOTAL FUND OPERATING
                           MANAGEMENT         OTHER          OPERATING            OTHER EXPENSES        EXPENSES AFTER
VARIABLE FUND ACCOUNT      FEES               EXPENSES       EXPENSES             AFTER REIMBURSEMENT   REIMBURSEMENT
-------------------------- ------------------ -------------- -----------------    --------------------- ----------------------

SCUDDER VARIABLE
SERIES I

Capital Growth             ___                ___            ___                  ___                   ___
Portfolio,
Class A Shares
-------------------------- ------------------ -------------- -----------------    --------------------- ----------------------
ALGER AMERICAN FUND(9)

Growth Portfolio,          .75                .10            .85                  .10                   .85
Class O Shares
-----------------------------------------------------------------------------    ---------------------------------------------

(4.)

(4) USAA Life, out of its general account, has voluntarily agreed to pay directly or reimburse the USAA Life Investment Trust for expenses to the extent that such expenses exceed 0.95% of the monthly average net assets of the USAA Life Aggressive Growth Fund and the USAA Life World Growth Fund, 0.75% of the monthly average net assets of the USAA Life Diversified Assets Fund, 0.60% of the monthly average net assets of the USAA Life Growth and Income Fund, and 0.65% of the monthly average net assets of the USAA Life Income Fund, excluding the effect of any expenses paid indirectly. This agreement may be modified or terminated at any time. During the year ended December 31, 2004, the Fund's incurred the following reimbursable expenses exceeding the above limitations:

        USAA Life Aggressive Growth Fund          $67,000
        USAA Life Diversified Assets Fund          ------
        USAA Life Growth and Income Fund           ------
        USAA Life Income Fund                      34,000
        USAA Life World Growth Fund                54,000

     In addition to receivables for expenses reimbursements shown above, for the year ended December 31, 2004, the USAA Life World Growth Fund recorded a receivable from USAA Life of $7,000 related to security transaction reimbursements.

(5) A portion of the brokerage commissions that the Funds pay may be reimbursed and used to reduce the Funds' expenses. In addition, through arrangements with the Funds' custodian, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Funds' expenses. For the year ended December 31, 2004, brokerage commission reimbursements reduced the Fund's expenses by the following amounts. Custodian credits reduced the Fund's expenses by less than $500, resulting in a total approximate reduction of the Fund's expenses equal to the brokerage commission reimbursements.

                                                  Brokerage
                                                 Commissions
           USAA Life Aggressive Growth Fund          $7,000
           USAA Life Diversified Assets Fund          7,000
           USAA Life Growth and Income Fund          14,000
           USAA Life Income Fund                     ------
           USAA Life World Growth Fund                6,000

(6) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund expenses. In addition, through arrangements with the Fund custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. Including theses reductions, the total class operating expenses would have been _____ for VIP Equity Income and _____ for VIP Contrafund(R) These offsets may be discontinued at any time.

(7) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. Including this reduction, the total class operating expenses would have been _____. These offsets may be discontinued at any time.

(8) The Fund's manager has voluntarily agreed to reimburse the Fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses) exceed _____. The expense ratio shown reflects the expense cap in effect at period end. This arrangement can be discontinued by the Fund's manager at any time.

(9) Alger Management or its affiliates reimburses USAA Life for the cost of administrative services that we provide to the Fund it manages as an investment choice under the Contracts. Compensation is paid out of fee earnings, based on a percentage of the Fund's average net assets attributable to a Contract.


                                  VA Contract -- 6

EXAMPLE:

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract maintenance charge, separate account annual expenses, and Fund fees and expenses. The example assumes that you invest $10,000 in the contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------------------------------------------

NAME OF VARIABLE FUND ACCOUNT                                 1 YR.           3 YRS.         5 YRS.        10 YRS.

--------------------------------------------------------------------------------------------------------------------
USAA Life Growth and Income                                   ____            ____           ____           ____
--------------------------------------------------------------------------------------------------------------------
USAA Life Aggressive Growth                                   ____            ____           ____           ____
--------------------------------------------------------------------------------------------------------------------
USAA Life World Growth                                        ____            ____           ____           ____
--------------------------------------------------------------------------------------------------------------------
USAA Life Diversified Assets                                  ____            ____           ____           ____
--------------------------------------------------------------------------------------------------------------------
USAA Life Income                                              ____            ____           ____           ____
--------------------------------------------------------------------------------------------------------------------
Vanguard Diversified Value Portfolio                          ____            ____           ____           ____
--------------------------------------------------------------------------------------------------------------------
Vanguard Equity Index Portfolio                               ____            ____           ____           ____
--------------------------------------------------------------------------------------------------------------------
Vanguard Mid-Cap Index Portfolio                              ____            ____           ____           ____
--------------------------------------------------------------------------------------------------------------------
Vanguard Small Company Growth Portfolio                       ____            ____           ____           ____
--------------------------------------------------------------------------------------------------------------------
Vanguard International Portfolio                              ____            ____           ____           ____
--------------------------------------------------------------------------------------------------------------------
Vanguard REIT Index Portfolio                                 ____            ____           ____           ____
--------------------------------------------------------------------------------------------------------------------
Vanguard High Yield Bond Portfolio                            ____            ____           ____           ____
--------------------------------------------------------------------------------------------------------------------
Vanguard Money Market Portfolio                               ____            ____           ____           ____
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                          ____            ____           ____           ____
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                          ____            ____           ____           ____
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Dynamic Capital App. Portfolio                   ____            ____           ____           ____
--------------------------------------------------------------------------------------------------------------------
Scudder VS I Capital Growth Portfolio                         ____            ____           ____           ____
--------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio, Class O Shares               ____            ____           ____           ____
--------------------------------------------------------------------------------------------------------------------

                                              VA Contract -- 7

ACCUMULATION UNIT DATA
----------------------

The tables below show the Accumulation Unit Values (AUV) of the Variable Fund Accounts at various periods. Please note that a Variable Fund Account's AUVs are not the same as the share price of the corresponding Fund in which that Account invests. This difference between the two is due to the deduction of the Separate Account annual expenses from the AUVs. Please read the Separate Account's financial statements for more complete information.

--------------------------------------------------------------------------------------------------------------------
             USAA LIFE GROWTH AND INCOME                                USAA LIFE AGGRESSIVE GROWTH
-----------------------------------------------------------  -------------------------------------------------------
   VALUE AS OF:       ACCUMULATION UNIT    NUMBER OF UNITS     VALUE AS OF:     ACCUMULATION UNIT    NUMBER OF UNITS
                            VALUE               (000)                                 VALUE               (000)
-----------------------------------------------------------  -------------------------------------------------------
     12/31/2004           $24.842580             2,552          12/31/2004          $17.395179            1,102
-----------------------------------------------------------  -------------------------------------------------------
     12/31/2003           $22.521772             2,615          12/31/2003          $15.425424            1,229
-----------------------------------------------------------  -------------------------------------------------------
     12/31/2002           $17.449936             2,738          12/31/2002          $11.836938            1,270
     12/31/2001           $22.397368             3,122          12/31/2001          $17.214778            1,443
     12/31/2000           $23.978970             3,225          12/31/2000          $22.654870            1,637
     12/31/1999           $23.296591             3,598          12/31/1999          $26.991318              789
     12/31/1998           $20.468785             3,697          12/31/1998          $13.993064              317
     12/31/1997           $19.287258             3,242          12/31/1997          $11.735078              197
     12/31/1996           $15.432048             1,515
     12/31/1995           $12.579981               205

Starting Date: 02/06/1995     AUV $10.00                     Starting Date: 05/01/1997     AUV $10.00
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                USAA LIFE WORLD GROWTH                                  USAA LIFE DIVERSIFIED ASSETS
-----------------------------------------------------------  -------------------------------------------------------

   VALUE AS OF:       ACCUMULATION UNIT     NUMBER OF UNITS    VALUE AS OF:     ACCUMULATION UNIT    NUMBER OF UNITS
                            VALUE                (000)                                VALUE               (000)
-----------------------------------------------------------  -------------------------------------------------------
     12/31/2004           $21.338997              973          12/31/2004          $25.347745            2,005
-----------------------------------------------------------  -------------------------------------------------------
     12/31/2003           $18.197983              873          12/31/2003          $23.537372            1,979
-----------------------------------------------------------  -------------------------------------------------------
     12/31/2002           $14.273481              917          12/31/2002          $19.611603            1,956
     12/31/2001           $16.988356            1,009          12/31/2001          $22.295041            1,896
     12/31/2000           $20.654406            1,144          12/31/2000          $19.815589            1,684
     12/31/1999           $23.209674            1,003          12/31/1999          $19.192009            2,072
     12/31/1998           $17.860722            1,066          12/31/1998          $17.974654            1,841
     12/31/1997           $16.144375            1,168          12/31/1997          $16.518656            1,401
     12/31/1996           $14.314911              692          12/31/1996          $13.844197              696
     12/31/1995           $11.947438              161          12/31/1995          $12.243941               86

Starting Date: 02/06/1995     AUV $10.00                     Starting Date: 02/06/1995     AUV $10.00
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                   USAA LIFE INCOME                                 VANGUARD DIVERSIFIED VALUE PORTFOLIO
-----------------------------------------------------------  -------------------------------------------------------
   VALUE AS OF:       ACCUMULATION UNIT    NUMBER OF UNITS     VALUE AS OF:     ACCUMULATION UNIT    NUMBER OF UNITS
                            VALUE               (000)                                 VALUE               (000)
-----------------------------------------------------------  -------------------------------------------------------
     12/31/2004             $18.375219           1,256          12/31/2004          $12.366271              678
-----------------------------------------------------------  -------------------------------------------------------
     12/31/2003             $17.817055           1,517          12/31/2003          $10.343108              400
-----------------------------------------------------------  -------------------------------------------------------
     12/31/2002             $17.110216           1,511          12/31/2002           $7.947514              288
     12/31/2001             $15.969161           1,433          12/31/2001           $9.336800              271
     12/31/2000             $15.007467             879
     12/31/1999             $13.262741           1,208
     12/31/1998             $14.089499           1,280
     12/31/1997             $13.002940             545
     12/31/1996             $11.785992             430
     12/31/1995             $11.848795              89

Starting Date: 02/06/1995     AUV $10.00                     Starting Date: 05/01/2001     AUV $10.00
--------------------------------------------------------------------------------------------------------------------

                                              VA Contract -- 8

--------------------------------------------------------------------------------------------------------------------
           VANGUARD EQUITY INDEX PORTFOLIO                            VANGUARD MID-CAP INDEX PORTFOLIO
-----------------------------------------------------------  -------------------------------------------------------
   VALUE AS OF:       ACCUMULATION UNIT    NUMBER OF UNITS     VALUE AS OF:     ACCUMULATION UNIT    NUMBER OF UNITS
                            VALUE               (000)                                 VALUE               (000)
-----------------------------------------------------------  -------------------------------------------------------
      12/31/2004            $11.211453          2,713           12/31/2004          $13.342282              905
-----------------------------------------------------------  -------------------------------------------------------
      12/31/2003            $10.194632          2,886           12/31/2003          $11.173063              693
-----------------------------------------------------------  -------------------------------------------------------
      12/31/2002             $7.995176          2,594           12/31/2002           $8.397224              608
      12/31/2001            $10.341906          2,699           12/31/2001           $9.912441              210
      12/31/2000            $11.844646          2,498
      12/31/1999            $13.147788          2,317
      12/31/1998            $11.003536          1,136

Starting Date: 05/01/1998     AUV $10.00                     Starting Date: 05/01/2001     AUV $10.00
--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
       VANGUARD SMALL COMPANY GROWTH PORTFOLIO                        VANGUARD INTERNATIONAL PORTFOLIO
-----------------------------------------------------------  -------------------------------------------------------
   VALUE AS OF:       ACCUMULATION UNIT       NUMBER OF        VALUE AS OF:     ACCUMULATION UNIT    NUMBER OF UNITS
                            VALUE            UNITS (000)                              VALUE               (000)
-----------------------------------------------------------  -------------------------------------------------------
     12/31/2004             $12.923156            847           12/31/2004          $11.298788              958
-----------------------------------------------------------  -------------------------------------------------------
     12/31/2003             $11.293026            893           12/31/2003           $9.532794              724
-----------------------------------------------------------  -------------------------------------------------------
     12/31/2002              $8.065415            650           12/31/2002           $7.120925              507
     12/31/2001             $10.696387            456           12/31/2001           $8.670638              473
     12/31/2000             $10.043462            440           12/31/2000          $10.881890              218
     12/31/1999             $10.526480            441           12/31/1999          $13.154856              106
     12/31/1998              $8.825971            257           12/31/1998          $10.386978               55

Starting Date: 05/01/1998     AUV $10.00                     Starting Date: 05/01/1998     AUV $10.00
--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
            VANGUARD REIT INDEX PORTFOLIO                            VANGUARD HIGH YIELD BOND PORTFOLIO
-----------------------------------------------------------  -------------------------------------------------------
   VALUE AS OF:       ACCUMULATION UNIT    NUMBER OF UNITS     VALUE AS OF:     ACCUMULATION UNIT    NUMBER OF UNITS
                            VALUE               (000)                                 VALUE               (000)
-----------------------------------------------------------  -------------------------------------------------------
     12/31/2004             $19.599546          1,003           12/31/2004          $12.427863              486
-----------------------------------------------------------  -------------------------------------------------------
     12/31/2003             $15.130721            724           12/31/2003          $11.537996              367
-----------------------------------------------------------  -------------------------------------------------------
     12/31/2002             $11.252063            606           12/31/2002           $9.946870              140
     12/31/2001             $10.950003            102           12/31/2001           $9.869512               72

Starting Date: 05/01/2001     AUV $10.00                     Starting Date: 05/01/2001     AUV $10.00
--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
           VANGUARD MONEY MARKET PORTFOLIO                           FIDELITY VIP CONTRAFUND(R) PORTFOLIO
-----------------------------------------------------------  -------------------------------------------------------
   VALUE AS OF:       ACCUMULATION UNIT       NUMBER OF        VALUE AS OF:     ACCUMULATION UNIT    NUMBER OF UNITS
                            VALUE            UNITS (000)                              VALUE               (000)
-----------------------------------------------------------  -------------------------------------------------------
     12/31/2004              $1.361282          8,281           12/31/2004          $12.510637              444
-----------------------------------------------------------  -------------------------------------------------------
     12/31/2003              $1.354439          9,196           12/31/2003          $10.915691              338
-----------------------------------------------------------  -------------------------------------------------------
     12/31/2002              $1.350997         17,359           12/31/2002          $ 8.561012              244
     12/31/2001              $1.338044         24,394           12/31/2001          $ 9.515065               73
     12/31/2000              $1.293846         20,126
     12/31/1999              $1.227534         25,382
     12/31/1998              $1.178565         18,760
     12/31/1997              $1.127755         13,416
     12/31/1996              $1.082816         10,383
     12/31/1995              $1.040729          5,478

Starting Date: 02/06/1995     AUV $1.00                      Starting Date: 05/01/2001     AUV $10.00
--------------------------------------------------------------------------------------------------------------------

                                              VA Contract -- 9

--------------------------------------------------------------------------------------------------------------------
         FIDELITY VIP EQUITY INCOME PORTFOLIO                   FIDELITY VIP DYNAMIC CAPITAL APP. PORTFOLIO
-----------------------------------------------------------  -------------------------------------------------------
   VALUE AS OF:       ACCUMULATION UNIT    NUMBER OF UNITS     VALUE AS OF:     ACCUMULATION UNIT    NUMBER OF UNITS
                            VALUE               (000)                                 VALUE               (000)
-----------------------------------------------------------  -------------------------------------------------------
     12/31/2004             $11.128020            341           12/31/2004           $9.772686              151
-----------------------------------------------------------  -------------------------------------------------------
     12/31/2003             $10.052958            241           12/31/2003           $9.709522              145
-----------------------------------------------------------  -------------------------------------------------------
     12/31/2002             $ 7.771493            151           12/31/2002           $7.809482               64
     12/31/2001             $ 9.427762             95           12/31/2001           $8.464990               24

Starting Date: 05/01/2001     AUV $10.00                     Starting Date: 05/01/2001     AUV $10.00
--------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------  -------------------------------------------------------
        SCUDDER VS I CAPITAL GROWTH PORTFOLIO                         ALGER AMERICAN GROWTH PORTFOLIO,
                                                                               CLASS O SHARES
-----------------------------------------------------------  -------------------------------------------------------
   VALUE AS OF:       ACCUMULATION UNIT       NUMBER OF        VALUE AS OF:     ACCUMULATION UNIT    NUMBER OF UNITS
                            VALUE            UNITS (000)                              VALUE               (000)
-----------------------------------------------------------  -------------------------------------------------------
     12/31/2004             $22.282837          1,210           12/31/2004          $24.610503            1,920
-----------------------------------------------------------  -------------------------------------------------------
     12/31/2003             $20.790583          1,403           12/31/2003          $23.504239            2,201
-----------------------------------------------------------  -------------------------------------------------------
     12/31/2002             $16.508497          1,519           12/31/2002          $17.520609            2,319
     12/31/2001             $23.487941          1,835           12/31/2001          $26.344044            2,722
     12/31/2000             $29.346175          2,082           12/31/2000          $30.100055            3,059
     12/31/1999             $32.816021          1,837           12/31/1999          $35.583778            2,885
     12/31/1998             $24.448446          1,543           12/31/1998          $26.806157            2,053
     12/31/1997             $19.989715          1,125           12/31/1997          $18.239579            1,722
     12/31/1996             $14.894774            689           12/31/1996          $14.672583            1,639
     12/31/1995             $12.543192             93           12/31/1995          $13.095503              630

Starting Date: 02/06/1995     AUV $1.00                      Starting Date: 02/06/1995    AUV $10.00
-----------------------------------------------------------  -------------------------------------------------------

                                              VA Contract -- 10

--------------------------
THE CONTRACT AT A GLANCE
--------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.

-------------------------------------------------------------------------------------------------------------
FLEXIBLE                      You can purchase a Contract with as little as $1,000. You can add to your
PAYMENTS                      Contract as often and as much as you like, but each payment must be at least
                              $100. You must maintain a minimum Contract value of $1,000. In summary:

                                      Minimum initial payment:        $1,000
                                      Minimum subsequent payment:     $  100
                                      Minimum Contract value:         $1,000

                              Lower minimums apply to United Services Automobile Association (USAA)
                              employees and Contracts held in IRA and other tax-qualified plans.

-------------------------------------------------------------------------------------------------------------

FREE LOOK                     You may cancel your Contract within 10 days of receipt (or a longer period depending on where you reside) (Free Look Period). Your initial premium payment allocated to any of the Variable Fund Accounts is invested in the
                              Vanguard Money Market Portfolio Variable Fund Account during the Free Look
                              Period plus five calendar days. (See Processing Dates - Special Processing in this prospectus.)

-------------------------------------------------------------------------------------------------------------

SPECIAL SERVICES              For your convenience, we offer these special services:
                                o   Automatic Payment Plan
                                o   Dollar Cost Averaging Program
                                o   Systematic Withdrawal Program
                                o   Automatic Asset Rebalancing

-------------------------------------------------------------------------------------------------------------

INVESTMENT CHOICES            The Contract offers 19 investment choices including:
                                o   1 Fixed Fund Account (guaranteed to earn at least 3% interest)*
                                o   18 Variable Fund Accounts each of which invests exclusively in a corresponding Fund of:
                                    *    the USAA Life Investment Trust (Trust),
                                    *    the Vanguard Variable Insurance Fund (Vanguard Fund),
                                    *    the Fidelity Variable Insurance Products (Fidelity Funds),
                                    *    the Scudder Variable Series I (Scudder Series), or
                                    *    the Alger American Fund (Alger Fund).

                              *not available in all states
-------------------------------------------------------------------------------------------------------------

INVESTMENT                    To find out current rates being paid on the Fixed Fund Account, call us at
PERFORMANCE                   1-800-531-2923. To find out how the Variable Fund Accounts have performed, please refer to Performance Information. You can obtain more current information by visiting us online at usaa.com or by calling the toll-free
                              USAA Touchline(R) at 1-800-531-5433.

-------------------------------------------------------------------------------------------------------------

ANNUITY BENEFITS              You can choose from a variety of annuity payment options:
                                o   5 fixed annuity payment options
                                o   3 variable annuity payment options
                                o   1 systematic withdrawal option

-------------------------------------------------------------------------------------------------------------

                                              VA Contract -- 11

-------------------------------------------------------------------------------------------------------------
DEATH BENEFITS                If you die before annuity payments begin, we will pay a death benefit that is the greater of:
                                o   the value of your Contract (CONTRACT VALUE) on the date we receive proof of death, or
                                o   total premiums paid less withdrawals and premium taxes.

                              If you are not the Annuitant and the Annuitant dies before the day annuity payments begin, you can name a new Annuitant. No death benefit will be paid. If the Annuitant dies on or after the day annuity payments begin, your Beneficiary may or may not receive death benefits, depending on the annuity payment option you selected.

-------------------------------------------------------------------------------------------------------------

TRANSFERS                     You may transfer your money among your investment choices up to 18 times per
                              Contract Year. You must transfer at least $100 or, if less, the remaining balance in the Fixed or Variable Fund Account from which you are transferring. (See HOW DO I CHANGE MY INVESTMENT CHOICES?)

                              We reserve the right at any time, and without prior notice, to terminate, suspend, or modify these transfer privileges.

-------------------------------------------------------------------------------------------------------------

WITHDRAWALS                   You may withdraw some or all of your money at any time before annuity payments begin. The minimum amount you may withdraw is $500, or, if less, the remaining balance in the Fixed or Variable Fund Account from which you are withdrawing. A surrender fee may apply to withdrawals from the Fixed Fund
                              Account. (See Charges and Deductions) A 10% federal tax penalty may apply if you withdraw before you are 59 1/2 years old. (See HOW DO I ACCESS MY
                              MONEY?)

-------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Log on to usaa.com day or night for contract details, fund account summaries and financial activity information.
-----------------------------------------------------------------------------------------------------------------

-----------------------
HOW THE CONTRACT WORKS
-----------------------

The Contract basically works in two ways.

1st, the Contract can help you save for retirement or other financial needs because you can invest in up to 19 investment choices and pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the ACCUMULATION PHASE of the Contract. The Accumulation Phase begins when you buy a Contract (we call this the EFFECTIVE DATE) and continues to the date you begin receiving annuity payments (we call that the ANNUITY DATE). During the Accumulation Phase, if you invest in the Fixed Fund Account, you will earn a fixed rate of interest (not less than 3%) that we declare periodically. If you invest in the Variable Fund Accounts, your investment return will vary up or down depending on the performance of the corresponding Funds.

2nd, the Contract can help you plan for retirement or other financial needs because you can use it to receive income for life, or for a pre-set number of years, by selecting one of the annuity payment options described under Annuity Benefits - Distribution Options. You do this during what we call the DISTRIBUTION PHASE of the Contract. The Distribution Phase is the


                                 VA Contract -- 12
     period beginning on and continuing after the Annuity Date. During the Distribution Phase, if you select a fixed annuity payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable annuity payment option, based on up to 4 of the Variable Fund Accounts, the amount of your payments will vary (up or down) depending on the performance of the corresponding Funds.

You can use the Contract with a NONQUALIFIED PLAN or a QUALIFIED PLAN.
       o A Nonqualified Plan is a retirement plan that permits deferral of federal income tax on earnings.
       o A Qualified Plan is a personal retirement savings plan, such as an individual retirement annuity (IRA) or tax-sheltered annuity (TSA) that permits (1) money to be contributed on a pre-federal income tax basis, and (2) deferral of federal income tax on earnings.

The timeline below illustrates how you might use your Contract.


  EFFECTIVE          ACCUMULATION
  DATE                  PHASE             ANNUITY DATE                                DISTRIBUTION PHASE


                          [TIMELINE GRAPHIC]

You buy          You save for retirement       You start             You can receive         Or you can receive
a Contract                                     receiving annuity     annuity payments        annuity payments
                                               payments or           for a set period        for as long as you live
                                               receive a lump sum
                                               payment

As the Contract owner, you exercise all of the rights and privileges provided by the Contract. That means it is up to you to select or change (to the extent permitted):

          o the investment choices during the Accumulation and Distribution Phases;
          o  the amount and timing of your premium payments and withdrawals;
          o  the special services you want to use to invest or withdraw money;
          o  the annuity payment option you want to use to receive income;
          o the annuitant (either yourself or someone else) on whose life the annuity payments will be based (ANNUITANT);
          o the beneficiary or beneficiaries who will receive the benefits that the Contract provides when you or the Annuitant dies (BENEFICIARIES); and
          o  any other rights that the Contract provides.

If you die, the Annuitant or Beneficiary will exercise the rights and privileges provided by the Contract. (SEE MORE INFORMATION ABOUT - THE CONTRACT.) In addition, if you die before the Annuity Date, we will pay a death benefit to your Annuitant or Beneficiary according to the Contract.

Please call us at 1-800-531-4265 (456-9061 in San Antonio) if you have any question about how the Contract works.

                                 VA Contract -- 13

-------------------
INVESTMENT CHOICES
-------------------

During the Accumulation Phase, you may select up to 19 investment choices, including 18 Variable Fund Accounts and our Fixed Fund Account. You may allocate your premium payments among the investment choices in amounts no smaller than 1/10 of 1%. Your total allocation of premium payment must equal 100%. During the Distribution Phase, you may base your annuity payments on any 4 Variable Fund Accounts and our Fixed Fund Account.

VARIABLE FUND ACCOUNTS
----------------------

The Contract offers 18 Variable Fund Accounts. Each Variable Fund Account invests in a corresponding Fund. A brief description of the Funds appears below. More complete information, including a discussion of risks, appears in each Fund's prospectus. Please read each Fund prospectus carefully.



INVESTMENT OBJECTIVE                         PRINCIPAL INVESTMENT                           INVESTOR PROFILE
& INVESTMENT ADVISER                         STRATEGIES
----------------------------------------------------------------------------------------------------------------------------------
                                                    EQUITY INCOME FUND
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME PORTFOLIO,       o  Normally invests at least 80% of             May be appropriate for investors who
INITIAL CLASS                                  total assets in income-producing equity      are willing to ride out stock market
                                               securities, which tends to lead to           fluctuations in pursuit of
Objective:                                     investments in large cap value stocks.       potentially above-average long-term
----------                                  o  Potentially invests  in other types          returns.  Designed for those who
Reasonable income.  The Fund will also         of equity securities and debt securities,    want some income from equity and
consider the potential for capital             including lower-quality debt securities.     bond securities, but also want to be
appreciation.  The Fund's goal is to        o  Invests in domestic and foreign              invested in the stock market for its
achieve a yield which exceeds the              issuers.                                     long-term growth potential.
composite yield on the securities           o  Uses fundamental analysis of each
comprising the S&P 500(R) Index.               issuer's financial condition and industry
                                               position and market and economic
Adviser:                                       conditions to select investments.
-------
Fidelity Management & Research Company
82 Devonshire Street
Boston, Massachusetts 02109
----------------------------------------------------------------------------------------------------------------------------------
                                                    MULTI-CAP CORE FUND
----------------------------------------------------------------------------------------------------------------------------------
USAA LIFE GROWTH AND INCOME FUND            o  Invests primarily in equity                  Designed for the investor seeking to
                                               securities that show the best potential      benefit from long-term growth of
Objective:                                     for total return through a combination of    capital and return.  Because the
---------                                      capital appreciation and income.  The        Fund emphasizes investments in
Primary:  Capital growth                       term equity securities is generally used     common stocks, its value will
Secondary:  Current incom                      to include common stocks, securities         fluctuate based on market
                                               convertible into common stocks, and          conditions.  Consequently, the Fund
Adviser:                                       securities that carry the right to buy       should not be relied upon for
-------                                        common stocks.                               short-term financial needs or
USAA Investment Management Company          o  Investments in convertible                   short-term investment in the stock
9800 Fredericksburg Road                       securities is limited to 5% of assets.       market.
San Antonio, Texas 78288                       May invest in nonconvertible debt
                                               securities and preferred stock.
Subadviser:                                 o  While most of the fund's assets
-----------                                    will be invested in U.S. securities, up
Wellington Management Company, LLP             to 20% of the fund's total assets may be
75 State Street                                invested in foreign securities purchased
Boston, Massachusetts  02109                   in either foreign or U.S markets.   These
                                               foreign holdings may include securities
                                               issued in emerging markets as well as
                                               securities issued in established markets.
----------------------------------------------------------------------------------------------------------------------------------

                                                        VA Contract -- 14

INVESTMENT OBJECTIVE                         PRINCIPAL INVESTMENT                           INVESTOR PROFILE
& INVESTMENT ADVISER                         STRATEGIES
----------------------------------------------------------------------------------------------------------------------------------
                                                    MULTI-CAP VALUE FUND
----------------------------------------------------------------------------------------------------------------------------------
VANGUARD DIVERSIFIED VALUE PORTFOLIO        o  Invests primarily in common stocks           May be a suitable investment for you
                                               of large and medium-size companies whose     if:  (1) You wish to add a stock
Objective:                                     stocks are considered by the adviser to      fund to your existing holdings,
----------                                     be undervalued and out of favor with         which could include other stock
Long-term growth of capital and a              investors.  Such value stocks typically      investments as well as bond and
moderate level of dividend income              have above-average dividend yields and/or    money market investments.  (2) You
                                               below-average prices in relation to such     want a stock fund employing a value
Adviser:                                       financial measures as earnings, book         approach in seeking long-term growth
-------                                        value, and cash flow.                        in capital as well as moderate level
Barrow, Hanley, Mewhinney & Strauss, Inc.                                                   of dividend income.
One McKinney Plaza
3232 McKinney Ave., 15th Floor
Dallas, Texas 75204
----------------------------------------------------------------------------------------------------------------------------------
                                                   LARGE-CAP GROWTH FUNDS
----------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN GROWTH PORTFOLIO,            o  Invests primarily in equity                  May be appropriate for investors
CLASS O SHARES*                                securities, such as common or preferred      seeking long-term capital
                                               stocks, which are listed on U.S.             appreciation.
Objective:                                     exchanges or in the over-the-counter
----------                                     market.
Long-term capital appreciation              o  The Fund invests primarily in growth
                                               stocks.
Adviser:                                    o  Under normal circumstances, the
-------                                        Fund invests primarily in the equity
Fred Alger Management, Inc.                    securities of large companies with a
111 Fifth Avenue                               market capitalization of $1 billion or
New York, NY  10003                            greater.

*The Alger American Fund offers both
Class O and Class S shares. The classes
differ only in that Class S shares are
subject to distribution and shareholder
servicing fees, while Class O shares are
not. Only Class O shares are available
under the contract.
----------------------------------------------------------------------------------------------------------------------------------
SCUDDER VS I CAPITAL GROWTH PORTFOLIO,      o  Invests at least 65% of total                May be appropriate for investors
CLASS A SHARES                                 assets in common stocks of U.S.              seeking long-term growth.
                                               companies.
Objective:                                  o  Although the Fund can invest in
----------                                     companies of any size, it generally
Maximize long-term capital growth              focuses on established companies that are
through a broad and flexible investment        similar in size to the companies in the
program                                        S&P 500 Index.  The Fund intends to
                                               invest primarily in companies whose
Adviser:                                       market capitalizations fall within the
-------                                        normal range of the Index.
Deutsche Investment Management
Americas Inc.
345 Park Avenue
New York, New York 10154
----------------------------------------------------------------------------------------------------------------------------------

                                                        VA Contract -- 15

INVESTMENT OBJECTIVE                         PRINCIPAL INVESTMENT                           INVESTOR PROFILE
& INVESTMENT ADVISER                         STRATEGIES
----------------------------------------------------------------------------------------------------------------------------------
USAA LIFE AGGRESSIVE GROWTH FUND            o  Invests primarily in equity                  Designed for the investor seeking to
                                               securities of large companies that are       benefit from long-term growth of
Objective:                                     selected for their growth potential.  The    capital.  Generally, this Fund is
----------                                     term equity securities is generally used     expected to have a greater potential
Appreciation of capital                        to include common stocks, convertible        for long-term capital appreciation
                                               securities, and securities that carry the    than growth and income funds, but is
Adviser:                                       right to buy common stocks.                  also significantly more volatile.
-------                                     o  WHILE MOST OF THE FUND'S ASSETS
USAA Investment Management Company             WILL BE INVESTED IN U.S. SECURITIES, UP
9800 Fredericksburg Road                       TO 20% OF THE FUND'S TOTAL ASSETS MAY BE
San Antonio, Texas 78288                       INVESTED IN FOREIGN SECURITIES PURCHASED
                                               IN EITHER FOREIGN OR U.S. MARKETS.
Subadviser:
----------
Marsico Capital Management, LLC
1200 17th Street, suite 1300
Denver, Colorado  80202
----------------------------------------------------------------------------------------------------------------------------------

                                                  LARGE-CAP CORE FUND
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO,       o  Normally invests primarily in                May be appropriate for investors who
INITIAL CLASS                                  common stocks.                               are willing to ride out stock market
Objective:                                  o  Invests in securities of companies           fluctuations in pursuit of
----------                                     whose value it believes is not fully         potentially above-average long-term
Long-term capital appreciation                 recognized by the public.                    returns.
                                            o  Invests in domestic and foreign
Adviser:                                       issuers.
--------                                    o  Invests in either growth stocks or
Fidelity Management & Research Company         value stocks or both.
82 Devonshire Street                        o  Uses fundamental analysis of each
Boston, Massachusetts 02109                    issuer's financial condition and industry
                                               position and market and economic
                                               conditions to select investments.
----------------------------------------------------------------------------------------------------------------------------------

                                              S&P 500 INDEX OBJECTIVE FUND
----------------------------------------------------------------------------------------------------------------------------------
VANGUARD EQUITY INDEX PORTFOLIO             o  Employs a passively managed-or               May be a suitable investment for you
                                               index-approach, by holding all of the        if:  (1) you wish to add a low-cost,
Objective:                                     stocks in the Standard & Poor's 500          large-capitalization stock index
----------                                     Composite Stock Price Index in roughly       fund to your existing holdings,
Long-term growth of capital and income         the same proportion to their weighting in    which could include other stock
by attempting to match the performance         the Index.                                   investments as well as bond and
of a broad-based market index of stocks                                                     money market investments; (2) you
of large U.S. companies                                                                     want the potential for long-term
                                                                                            capital appreciation, with a
Adviser:                                                                                    moderate level of dividend income.
-------
The Vanguard Group
P.O. Box 2600
Valley Forge, Pennsylvania 19482
----------------------------------------------------------------------------------------------------------------------------------


                                                        VA Contract -- 16

INVESTMENT OBJECTIVE                         PRINCIPAL INVESTMENT                           INVESTOR PROFILE
& INVESTMENT ADVISER                         STRATEGIES
----------------------------------------------------------------------------------------------------------------------------------

                                                       MID-CAP CORE FUND
----------------------------------------------------------------------------------------------------------------------------------
VANGUARD MID-CAP INDEX PORTFOLIO            o  Employs a passively managed-or               May be a suitable investment for you
                                               index-approach, by holding the stocks in     if: (1) you wish to add a low-cost,
Objective:                                     the Standard & Poor's MidCap 400 Index in    mid-capitalization stock index fund
----------                                     roughly the same proportion to their         to your existing holdings, which
Long-term growth of capital by                 weighting in the Index.                      could include other stock investments
attempting to match the performance of      o                                               as well as bond and money market
a broad-based market index of stocks                                                        investments; (2) you want the
of medium-size U.S. companies                                                               potential for long-term capital
                                                                                            appreciation.
Adviser:
-------
The Vanguard Group
P.O. Box 2600
Valley Forge, Pennsylvania 19482

----------------------------------------------------------------------------------------------------------------------------------

                                                        MID-CAP GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP DYNAMIC CAPITAL                o  Normally invests primarily in                May be appropriate for investors
APPRECIATION PORTFOLIO, INITIAL CLASS          common stocks.                               seeking broad exposure to the
                                            o  Invests in domestic and foreign              domestic equity market without
Objective:                                     issuers.                                     investment style restrictions.
----------                                  o  Invests in either growth stocks or
Capital appreciation                           value stocks or both.
                                            o  Uses fundamental analysis of each
Adviser:                                       issuer's financial condition and industry
-------                                        position and market and economic
Fidelity Management & Research Company         conditions to select investments.
82 Devonshire Street
Boston, Massachusetts 02109

----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT OBJECTIVE                         PRINCIPAL INVESTMENT                           INVESTOR PROFILE
& INVESTMENT ADVISER                         STRATEGIES
----------------------------------------------------------------------------------------------------------------------------------

                                                     SMALL-CAP GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------------
VANGUARD SMALL COMPANY GROWTH PORTFOLIO     o  Invests mainly in the stocks of               May be a suitable investment for you
                                               smaller companies (which, at the time of     if: (1) you wish to add a
Objective:                                     purchase, typically have a market value      small-capitalization growth stock
----------                                     of less that $1-$2 billion).  These          fund to your existing holdings, which
Long-term growth of capital                    companies are considered by the Fund's       could include other stock investments
                                               advisers to have above-average prospects     investments;  (2) you are seeking
Advisers:                                      for growth, but often provide little or      growth of capital over the long
--------                                       as well as bond and money market             term-at least five years;  (3) you
Granahan Investment Management, Inc.           no dividend income.                          are not looking for dividend income.
275 Wyman Street                                                                            (4) You are willing to assume the
Waltham, Massachusetts 02154                                                                above-average risk associated with
                                                                                            investing in small-cap growth stocks.
Grantham, Mayo, Van Otterloo & Co. LLC
40 Rowes Wharf
Boston, Massachusetts 02110
----------------------------------------------------------------------------------------------------------------------------------

                                                          VA Contract -- 17

----------------------------------------------------------------------------------------------------------------------------------
                                                           BALANCED FUND
----------------------------------------------------------------------------------------------------------------------------------
USAA LIFE DIVERSIFIED ASSETS FUND           o  Invests in a diversified program             Designed for the investor seeking
                                               within one mutual fund by allocating the     the benefits of both long-term
Objective:                                     Fund's assets, under normal market           capital appreciation and current
----------                                     conditions, in the following target          return.  Generally, the Fund is
Long-term capital growth, consistent           ranges:  50-70% for equity securities and    expected to have less exposure to
with preservation of capital and               30-50% for debt securities and money         equity securities than growth funds.
balanced by current income                     market instruments.  The ranges allow for
                                               a variance within the investment
Adviser:                                       categories.
-------                                     o  The equity securities will consist
                                               significantly of domestic common stocks
USAA Investment Management Company             and, to a much lesser extent, may include
9800 Fredericksburg Road                       shares of real estate investments trust
San Antonio, Texas 78288                       (REITs).
                                            o  While most of the Fund's assets
Subadviser:                                    will be invested in U.S. securities, up
-----------                                    to 20% of the Fund's total assets may be
(Equity Portion)                               invested in foreign or U.S. markets.
Wellington Management Company, LLP             These foreign holdings may include
75 State Street                                securities issued in emerging markets as
Boston, Massachusetts  02109                   well as securities issued in established
                                               markets.
                                            o  The fixed income component will be
                                               made up of the same types of debt
                                               securities and money market instruments
                                               in which the USAA Life Income Fund may
                                               invest.
----------------------------------------------------------------------------------------------------------------------------------
                                                             GLOBAL FUND
----------------------------------------------------------------------------------------------------------------------------------
USAA LIFE WORLD GROWTH FUND                 o  Invests primarily in equity
                                               securities of both foreign (including        Designed for the investor seeking to
Objective:                                     emerging market) and domestic issuers.       diversify by investing in securities
----------                                  o  May not invest more than 25% of              of both domestic and foreign issuers
Long-term capital appreciation                 total assets in one industry.  The term      and who is prepared to bear the risks
                                               equity securities is generally used to       of such investments.  Because of the
Adviser:                                       include common stocks, securities            and securities of foreign issuers,
-------                                        Fund's emphasis on equity securities         the Fund should not be relied upon as
USAA Investment Management Company             convertible into common stocks, and          a balanced investment program.
9800 Fredericksburg Road                       securities that carry the right to buy
an Antonio, Texas 78288                        common stocks.
                                            o  Under normal market conditions, the
Subadviser:                                    Fund's investments will be diversified in
----------                                     at least three countries, one of which is
MFS Investment Management                      the United States.
500 Boylston Street
Boston, Massachusetts  02116

----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE                        PRINCIPAL INVESTMENT                            INVESTOR PROFILE
& INVESTMENT ADVISER                        STRATEGIES
----------------------------------------------------------------------------------------------------------------------------------
                                                         INTERNATIONAL FUND
----------------------------------------------------------------------------------------------------------------------------------

VANGUARD INTERNATIONAL PORTFOLIO            o  Invests in the stocks of seasoned            May be a suitable investment for you if:
                                               companies located outside of the             (1) you wish to add an international
Objective:                                     United States.                               stock fund to your existing holdings,
----------                                  o  In selecting stocks, Schroder                which could include other stock
Long-term growth of capital                    evaluates foreign markets around the         investments as well as bond and money
                                               world.  Within markets regarded as           market investments;  (2) you are
Adviser 1:                                     having favorable investment                  seeking growth of capital over the
----------                                     climates,  this adviser selects              long-term -- at least five years; (3)
Schroder Investment Management North           companies with above-average growth          you fundamental approach to identify
America, Inc.                                  potential whose stocks sell at               are not looking for income; (4) you
875 3rd Avenue, New York, NY 10022             reasonable prices.                           are willing to assume the additional
                                            o  Baillie Gifford uses a                       risks (including currency and country
Subadviser:                                    quality growth companies and                 risk) associated with international
----------                                     considers sustainable earnings and           stocks.
Schroder Investment Management                 free cash flow growth to be critical
North America  Limited                         factors in evaluating a company's
31 Gresham Street                              prospects.  Companies are screened
London EC2V 7QA, England                       first for quality and then for
                                               value.  Baillie Gifford looks for
Adviser 2;                                     companies with attractive
----------                                     industry backgrounds, strong
Baillie Gifford Overseas Ltd                   competitive positions within
1 Rutland Court, Edinburgh EH3                 those industries, high
8EY, Scotland                                  quality earnings and a
                                               positive approach towards
                                               shareholders. The main
                                               fundamental factors
                                               considered when analyzing
                                               companies in this bottom-up
                                               analysis are: earnings
                                               growth, cash flow growth,
                                               profitability, debt and
                                               interest coverage, and
                                               valuation.


                                                          VA Contract -- 18

----------------------------------------------------------------------------------------------------------------------------------
                                                     INVESTMENT GRADE BOND FUND
----------------------------------------------------------------------------------------------------------------------------------

USAA LIFE INCOME FUND                       o  Invests primarily in U.S.                    Designed primarily for the investor
                                               dollar-denominated debt and                  seeking to benefit from returns
Objective:                                     income-producing securities that             higher than those available in a
----------                                     ave been selected for their high             money market fund.  An investor in
Maximum current income without undue           ields relative to the risk                   this Fund should also be willing to
risk to principal                              nvolved.                                     accept principal fluctuations.  The
                                            o  Debt securities must be                      Fund should not be relied upon as a
Adviser:                                       nvestment-grade at the time of               balanced investment program.
-------                                        purchase
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, Texas 78288

----------------------------------------------------------------------------------------------------------------------------------
                                                        HIGH YIELD BOND FUND
----------------------------------------------------------------------------------------------------------------------------------

VANGUARD HIGH YIELD BOND PORTFOLIO          o  Invests primarily in a                       May be a suitable investment
                                               diversified group of high-yielding,          for you if:  (1) you are seeking
 Objective:                                    higher-risk corporate bonds with             seeking a high level of income
 ----------                                    medium- and lower-range                      and are willing to take
 High level of income                          credit-quality ratings, commonly             substantial risks in pursuit of
                                               known as junk bonds.                         higher returns;  (2) you have a
 Adviser:                                   o  The Fund emphasizes higher grades            long-term investment horizon --
 -------                                       of credit quality within the                 more than five years.
 Wellington Management Company, LLP            high-yield bond universe. The
 75 State Street                               Fund invests at least 80% of
 Boston, Massachusetts 02109                   its assets in corporate bonds
                                               that are rated below Baa by
                                               Moody's Investors Service,
                                               Inc. or below BBB by Standard
                                               & Poor's Corporation.
                                             o The Fund may not invest more than
                                               20% of its assets in any of the
                                               following taken as a whole:
                                               securities with credit ratings
                                               lower than B or that are unrated,
                                               convertible securities, and
                                               preferred stocks.
                                             o The adviser may consider a
                                               security's potential for
                                               capital appreciation only
                                               when it is consistent with
                                               the objective of high and
                                               sustainable current income.

----------------------------------------------------------------------------------------------------------------------------------
 INVESTMENT OBJECTIVE                              PRINCIPAL INVESTMENT
& INVESTMENT ADVISER                               STRATEGIES                                        INVESTOR PROFILE
----------------------------------------------------------------------------------------------------------------------------------
                                                          REAL ESTATE FUND
----------------------------------------------------------------------------------------------------------------------------------

VANGUARD REIT INDEX PORTFOLIO               o  Invests in the stocks of real                May be a suitable investment
                                               estate investment trusts (REITs),            for you if:  (1) you are
 Objective:                                    which own office buildings, hotels,          looking for a simple way to
 ----------                                    shopping centers, and other                  gain indirect exposure to the
 High level of income and moderate             properties. real estate                      market to further
 long-term growth of capital                o  The Portfolio employs a passively            diversify your existing
                                               managed-or index-approach, by                holdings, which could include
                                               holding a mix of securities that             other stock, bond, and money
 Adviser:                                      seeks to match the performance of            market investments;  (2) you
 -------                                       the Morgan Stanley REIT Index, a             want a stock fund that offers
 The Vanguard Group                            benchmark of U.S. REITs.  Holdings           the potential for above-average
 P.O. Box 2600                                 of the Index, and thus of the                dividend income;
 Valley Forge, Pennsylvania 19482              Portfolio, are weighted according            (Historically, the securities
                                               to each stock's market                       that make up the Index have
                                               capitalization.                              provided higher dividend income
                                            o  The Portfolio holds each stock               than those in the S&P 500
                                               found in the Index in approximately          Index.)  (3) you are seeking
                                               the same proportion as represented           modest growth of capital over
                                               in the Index itself.  For example,           the long term-at least five
                                               if a specific stock represented 2%           years.
                                               of the Morgan Stanley REIT Index,
                                               the Portfolio would invest 2% in
                                               that stock.


                                                          VA Contract -- 19

----------------------------------------------------------------------------------------------------------------------------------
                                                          MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------

VANGUARD MONEY MARKET PORTFOLIO             o  Invests more than 25% of its                 May be a suitable investment
                                               assets in high-quality, short-term           for you if: (1) you wish to
Objective:                                     money market instruments issued by           add a money market fund to your
----------                                     companies in the financial services          existing holdings, which might
Income while maintaining liquidity and a       industry. The Fund also                      seeking income and stability of
stable share price of $1                       invests in also include stock                principal.
                                               and bond high-quality money
Adviser:                                       market investments; (2) you
-------                                        are instruments issued by non-
The Vanguard Group                             financial  corporations, such as
P.O. Box 2600                                  securities backed by the full
Valley Forge, Pennsylvania 19482               faith and credit of the U.S.
                                               government, securities issued by
                                               U.S. agencies, or obligations
                                               issued by corporations and
                                               financial institutions.


----------------------------------------------------------------------------------------------------------------------------------

USAA Investment Management Company (USAA IMCO) is a wholly owned indirect subsidiary of USAA. Barrow Hanley Mewhinney & Strauss,
Inc., the Vanguard Group, Marsico Capital Management, Granahan Investment Management, Inc., Grantham Mayo Van Otterloo & Co., MFS
Investment Management, Schroder Investment Management North America, Inc., Baillie Gifford Overseas Ltd., Wellington Management
Co., Fidelity Management & Research Corporation, Deutsche Investment Management Americas, Inc., and Fred Alger Management, Inc.
are not affiliated with USAA.


FIXED FUND ACCOUNT
------------------

THE FIXED FUND ACCOUNT IS NOT AVAILABLE TO RESIDENTS OF MARYLAND, MASSACHUSETTS, PENNSYLVANIA, OREGON, OR WASHINGTON. AMOUNTS INVESTED IN THE FIXED FUND ACCOUNT AS WELL AS AMOUNTS SUPPORTING FIXED ANNUITY PAYMENTS ARE PART OF OUR GENERAL ACCOUNT (GENERAL ACCOUNT). WE HAVE NOT REGISTERED THE INTERESTS IN THE GENERAL ACCOUNT WITH THE SEC, NOR HAVE WE REGISTERED THE GENERAL ACCOUNT WITH THE SEC AS AN INVESTMENT COMPANY. THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURES IN THIS PROSPECTUS THAT RELATE TO THE FIXED FUND ACCOUNT OR FIXED ANNUITY PAYMENTS.

The money that you invest in or transfer to the Fixed Fund Account during any month (NEW MONEY) will earn interest at what we call the NEW MONEY INTEREST RATE. We declare this rate at the beginning of each month and it applies to all New Money that we receive that month. The New Money Interest Rate is credited through the end of the current calendar year in which you invest the New Money in the Fixed Fund Account.

The Contract Value in your Fixed Fund Account that is not attributable to New Money will earn interest at what we call the PORTFOLIO INTEREST Rate. We declare this rate at the beginning of each calendar year for that year. We also may declare, before the beginning of each month, additional interest on all amounts in the Fixed Fund Account other than New Money.

We guarantee both the New Money Interest Rate and the Portfolio Interest Rate. These rates will never fall below a minimum effective annual rate of 3% (or higher rate, if required by state law).

The New Money Interest Rate may be higher or lower than the Portfolio Interest Rate. As a result, there may be occasions when you could earn a higher rate of interest by transferring amounts out of the Fixed Fund Account to a Variable Fund Account, and then transferring the amount back into the Fixed Fund Account. By so doing, the amount transferred would be considered New Money and would earn interest at the New Money Interest Rate, which could be higher than the Portfolio Interest Rate, through the end of the calendar year in which the transfer occurred.

Our General Account assets support our obligations with respect to the Fixed Fund Account, and also support our obligations under other insurance contracts. We own the investments purchased with amounts allocated to the Fixed Fund Account.


                                VA Contract -- 20

------------------------
SPECIAL SERVICES
------------------------

To begin or end any of the special services described below, simply call us at 1-800-531-4265 or write to us at the address on the back cover of this prospectus. We will provide instructions and a copy of any forms you need to complete. During the Accumulation Phase, we may suspend, terminate, or modify the dollar cost averaging or systematic withdrawal programs by giving you thirty days advance notice. The suspension or termination of a program will not affect you if you are already in a program.

AUTOMATIC PAYMENT PLAN
----------------------

This plan allows you to make regular premium payments from your checking or savings account. We will automatically withdraw the amount you specify and invest it according to your instructions on file with us.

DOLLAR COST AVERAGING PROGRAM
-----------------------------

This program allows you to regularly transfer money from one or more of the Fund Accounts (for example, the Vanguard Money Market Portfolio Fund Account) to your other investment choices. We will automatically transfer the amount you specify and invest it according to your instructions on file with us. The program is available only during the Accumulation Phase.

To begin the program, you must have at least $5,000 in the Fund Account from which you intend to make the transfer. The minimum amount that you may transfer is $100, or, if less, the remaining balance of your investment in the Fund Account from which you are transferring. You must schedule transfers over a period of at least 12 months at monthly, quarterly, or semiannual intervals.

Transfers under the program do not count toward your limit of 18 transfers per Contract Year. A CONTRACT YEAR is the 12-month period following the Effective Date and each 12-month period thereafter.

Currently, there is no charge for this program. We reserve the right to suspend, terminate or modify the offering of the program.

SYSTEMATIC WITHDRAWAL PROGRAM
-----------------------------

This program allows you to withdraw pre-set amounts monthly, quarterly, semiannually, or annually from the Fixed and/or Variable Fund Accounts. We will withdraw the amounts you specify proportionately from all of your investment choices or only from the investment choices you specify. You may change the amount or frequency of withdrawals once each Contract Year.

You must have a minimum Contract Value of $20,000 to participate in the program ($5,000 if the Contract funds a Qualified Plan). The minimum amount you may withdraw from the Fixed or a Variable Fund Account is $250, or, if less, the remainder of the account.

Federal income taxes and penalties may apply to your systematic withdrawals. (See TAX INFORMATION.) You should seek the advice of a tax advisor before choosing this program.

Currently, there is no charge for this program. We reserve the right, however, to charge for this program during the Accumulation Phase of the Contract. We do not intend to profit from any such charge.

AUTOMATIC ASSET REBALANCING
---------------------------

USAA Life Insurance Company offers an automatic asset rebalancing service for funds in the Contract. During the accumulation phase, you may choose to automatically reallocate your account value among the Variable Fund Accounts of the Contract to return your assets to your specified allocations. You must tell us:

(a) the percentage you want invested in each Variable Fund Account, if you want to change your existing allocation percentages (whole percentages only);

                               VA Contract -- 21

(b) how often you want the rebalancing to occur (monthly, quarterly, semiannually or annually); and
(c) the selected date for rebalancing (1st to the 28th of the month). Rebalancing is completed on the same day of each month. If the New York Stock Exchange is not open on your selected date in a particular month, rebalancing will occur at the close of the Valuation Period that includes the date selected.

While your rebalancing program is in effect, we will transfer amounts among each Variable Fund Account so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the Variable Fund Accounts must be included in the rebalancing program.

Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional and/or financial adviser before electing the program.

You may elect the rebalancing program at any time. Rebalancing is not available for amounts you have allocated in the Fixed Fund Account. You may change your allocation instructions or cancel the program at any time. Transfers under a rebalancing program do not count toward your limit of 18 transfers per Contract Year. You may not participate in Dollar Cost Averaging at the same time you participate in Automatic Rebalancing.

Currently there is no charge for this program. We reserve the right to suspend, terminate, or modify the offering of the program at any time.

------------------------
YOUR CONTRACT VALUE
------------------------

Your Contract Value during the Accumulation Phase equals the sum of the values you have invested in the Fixed and Variable Fund Accounts.

FIXED FUND ACCOUNT VALUE
------------------------

The value of your Contract in the Fixed Fund Account (FIXED FUND ACCOUNT VALUE) on any business day will equal:

     o    the sum of premium payments you invested in the Fixed Fund Account;
     o plus accumulated interest; o plus any amounts transferred from the Variable Fund Accounts to the Fixed Fund Account;
     o    less the Fixed Fund Account portion of any Contract Maintenance
          Charges;
     o    less any withdrawals or transfers of value from the Fixed Fund
          Account; and
     o    less any applicable premium tax.

VARIABLE FUND ACCOUNT VALUE
---------------------------

We measure the value of your Variable Fund Accounts (VARIABLE FUND ACCOUNT VALUE) using a unit of measure we call the ACCUMULATION UNIT. When you invest in a Variable Fund Account, we credit your Contract with a number of Accumulation Units. Your Variable Fund Account Value on any business day will equal the number of Accumulation Units credited to you multiplied by the price of the Accumulation Unit on that date.

      EXAMPLE:
      You pay us $6,000 in premium on Wednesday. You allocate the premium to the USAA Life Growth and Income Variable Fund Account. When the New York Stock Exchange closes that day, we determine that the value of an Accumulation Unit for that Variable Fund Account is $20. We then divide your $6,000 payment by $20 and credit your Contract with 300 Accumulation Units.

                               VA Contract -- 22

We calculate the value of an Accumulation Unit (ACCUMULATION UNIT VALUE) for each Variable Fund Account after the New York Stock Exchange closes each business day based on the formula below. To obtain a quotation of daily Accumulation Unit Values, you may either visit us online at usaa.com, call USAA's Touchline(R) at 1-800-531-5433 or contact us at 1-800-531-4265.

To calculate the Accumulation Unit Value of a Variable Fund Account each business day, we:
     o calculate the change in market value from the previous day for the underlying Fund;
     o subtract insurance charges such as mortality and expense risk charge and administrative charge; and
     o    add or subtract the result to the prior day's Accumulation Unit Value.

MINIMUM CONTRACT VALUE
----------------------

If your Contract Value during the Accumulation Phase is less than $1,000 and we haven't received premium payments for 2 years, we may cancel your Contract. This minimum does not apply to Contracts issued in connection with Qualified Plans. We will notify you thirty days before we cancel your Contract. You will have an opportunity to satisfy the minimum requirement before we cancel your Contract. If we cancel your Contract, we will pay your Contract Value in a lump sum and we will have no further obligations.

------------------------
ANNUITY BENEFITS
------------------------

You may choose to receive annuity payments during the Distribution Phase. We will pay you according to the annuity payment option or DISTRIBUTION OPTION you select. Payments will start on the Annuity Date and will continue for the period specified in the Distribution Option you select.

ANNUITY DATE
------------

You select your Annuity Date when you apply for a Contract. If you are using your Contract as a Qualified Plan, the Annuity Date may not be later than the date required by federal income tax law. (See TAX INFORMATION.) If you are using your Contract as a Nonqualified Plan, the Annuity Date may not be later than the 95th birthday of the Annuitant. The Annuity Date must also be at least six months after the Effective Date of your Contract, unless we choose to waive this requirement. You may change the Annuity Date by submitting a written request, at least thirty days before the Annuity Date.

TYPES OF ANNUITY PAYMENTS
-------------------------

You may choose:
     o    fixed annuity payments,
     o    variable annuity payments,
     o    a combination of fixed and variable annuity payments, or
     o    systematic withdrawals.

FIXED ANNUITY PAYMENTS are monthly payments of fixed amount that we guarantee for the dollar amount and number of years that you choose. VARIABLE ANNUITY PAYMENTS are monthly payments that vary in amount, depending on the performance of the Variable Fund Accounts you select. We do not guarantee the amount of variable annuity payments.

AMOUNT OF ANNUITY PAYMENTS
--------------------------

The amount of your first annuity payment, whether fixed or variable, will depend on the amount of Contract Value you apply to your choice of a Distribution Option.

If you choose a fixed annuity payment, the type of Distribution Option you choose will determine the amount of each fixed annuity payment. Your Contract contains tables showing examples of the monthly annuity payment that you would


                               VA Contract -- 23
receive for each $1,000 of Contract Value you apply to each of the Distribution Options.

If you choose a variable annuity payment, we will calculate your first annuity payment using the amount of Contract Value you decide to apply and the Distribution Option table of the option you choose. We will use a unit of measure called an ANNUITY UNIT to determine your subsequent payments. The amount of each subsequent variable annuity payment will equal the product of:
     o    the number of Annuity Units credited to you multiplied by
     o    the value of each Annuity Unit (ANNUITY UNIT VALUES).

NUMBER OF ANNUITY UNITS. When you apply your Contract Value to a Distribution Option, we credit you with a number of Annuity Units for each Variable Fund Account that you selected. To determine the number of Annuity Units to credit you, we divide the amount of your first variable annuity payment by the Annuity Unit Values of each Variable Fund Account on the business day we determine the first payment. The number of Annuity Units for each Variable Fund Account will remain constant thereafter. Your subsequent variable annuity payments will vary as the Annuity Unit Value for each Variable Fund Account changes from month to month.

ANNUITY UNIT VALUES. To determine the Annuity Unit Values of each Variable Fund Account on a given business day, we take the previous day's values and adjust them to reflect:
     o the performance of the corresponding Funds (including any dividends or capital gain distributions);
     o any charges or credits for any income or other taxes relating to the Variable Fund Account operation;
     o    Separate Account charges; and
     o an assumed annual rate of return of 3% on the Variable Fund Accounts (we call this the 3% ASSUMED RATE). If the actual performance of a Variable Fund Account for the month is at an annual rate that exceeds the 3% assumed rate, your annuity payments will increase. Conversely, if the actual performance is at an annual rate below the 3% assumed rate, your annuity payment will decrease.

DISTRIBUTION OPTIONS
--------------------

The Contract offers 6 Distribution Options (OPTIONS). You may receive payments under other options, including a lump sum,that you and we agree upon in writing. Also, we may, at our option, offer more favorable Distribution Options in the future. Once annuity payments have begun, you may not change your Distribution Option. However, if you are receiving variable annuity payments under a Distribution Option that is not based on the life of the Annuitant, you may receive a lump sum payment equal to the present value of any future variable annuity payments remaining under that Distribution Option. The lump sum payment will be determined by discounting the value of future payments at a rate of 3%.

If you want to receive fixed annuity payments, you may select any one of the Options 1 through 5. If you want to receive variable annuity payments, you must select Option 1, 2, or 3. Option 6 provides for systematic withdrawals out of the Fixed Fund Account and/or Variable Fund Accounts.

PLEASE NOTE THAT, ALTHOUGH DISTRIBUTION OPTIONS 1, 2, AND 3 ARE DESIGNED TO PROVIDE ANNUITY PAYMENTS FOR LIFE, ELECTING THESE OPTIONS ON A VARIABLE ANNUITY BASIS INVOLVES INVESTMENT RISKS. IF THE INVESTMENT PERFORMANCE OF THE VARIABLE FUND ACCOUNTS YOU SELECT IS POOR, THE AMOUNT OF FUTURE ANNUITY PAYMENTS COULD FALL SUBSTANTIALLY, POSSIBLY TO ZERO.
--------------------------------------------------------------------------------
OPTION 1              Annuity payments for as long as the Annuitant is alive.
                      Please note that the Annuitant or other payee could
INCOME PAYMENTS FOR   receive only one annuity payment if the Annuitant dies
LIFE                  before the second annuity payment.

--------------------------------------------------------------------------------
OPTION 2
                      Annuity payments for a certain period of time even if the
INCOME PAYMENTS FOR   Annuitant dies before that period of time has expired.
LIFE WITH A CERTAIN
PERIOD GUARANTEED

--------------------------------------------------------------------------------

                               VA Contract -- 24

--------------------------------------------------------------------------------
OPTION 3
                      Annuity payments for as long as the Annuitant or the
JOINT AND SURVIVOR    Joint Annuitant is alive. Please note that an Annuitant
LIFE INCOME           or other payee could receive only one annuity payment if
                      both Annuitants die before the second annuity payment. If one of these persons dies before the Annuity Date, the survivor becomes the sole Annuitant and may elect to receive any one or more of the other Distribution Options.
                      As noted above, this Option may also be selected with payments for a certain period of time.

--------------------------------------------------------------------------------
OPTION 4
                      Equal payments for an agreed upon period of time (not INCOME FOR SPECIFIED longer than thirty years). We determine the amount of
PERIOD each payment pursuant to an annuity payment table contained in the Contract.

--------------------------------------------------------------------------------
OPTION 5              A sum of money is transferred to us.  In exchange, we
                      agree, pursuant to an annuity payment table contained in
INCOME OF FIXED       the Contract, to pay the specified amount of interest on
AMOUNT                the principal and to make periodic payments of a fixed
                      dollar amount that is chosen for as long as the principal and interest earnings last.

--------------------------------------------------------------------------------
OPTION 6
                      Substantially equal monthly, quarterly, semiannual, or
SYSTEMATIC            annual payments made over the life expectancy of the
WITHDRAWALS           Annuitant or a shorter period of time.  (See SPECIAL
                      SERVICES - SYSTEMATIC WITHDRAWAL PROGRAM.)

--------------------------------------------------------------------------------

No partial or full withdrawals are permitted under Options 1 through 5 after the Annuity Date. If you are using this Contract to fund a Qualified Plan and if you are required to take distributions under federal income tax law, we offer a service to determine your annual required minimum distribution amount. You may arrange with us to have this amount distributed by systematic withdrawal; however, although they offer flexibility, these periodic withdrawals offer no protection for lifetime income or the pro-rated taxation of annuitization payouts.

                               VA Contract -- 25

------------------------
DEATH BENEFITS
------------------------

DEATH BENEFITS PRIOR TO THE ANNUITY DATE
----------------------------------------

If you are the Contract owner as well as the Annuitant and you die before the Annuity Date, we will pay a death benefit to your Beneficiary. If you are the Contract owner but not the Annuitant and you die before the Annuity Date, we will pay a death benefit to the Annuitant, or the Beneficiary if the Annuitant does not survive you. If the Contract owner is a non-natural person such as a trust or corporation, please see the SPECIAL RULES FOR NON-NATURAL OWNERS below.

The death benefit is the greater of:
     o    the Contract Value on the date we receive proof of death; or
     o the sum of the premium payments credited to the Contract, less the amount of any withdrawals and less any required premium tax.

After receiving proof of death, we will place the Contract Value that is in any of the Variable Fund Accounts into a fixed account earning interest as required by state law.

We will pay the death benefit in a lump sum. Instead of receiving the death benefit in a lump sum, the Beneficiary or the Annuitant, if entitled, may choose a Distribution Option.

If you are the Contract owner and you die before the Annuity Date, federal income tax law requires the death benefit to be paid out as follows:
      If you are also the Annuitant and
          o you did not designate a Beneficiary or no Beneficiary survived you, then full distribution to your estate must occur within five years after your death.
          o    the Beneficiary is your spouse, then your spouse may:
               * assume ownership as the Annuitant and defer distribution until the Annuity Date, or
               * receive distributions over a period of time not exceeding your surviving spouse's life or life expectancy, in which case payments must begin within one year after your death.
          o the Beneficiary is not your spouse, then distribution must begin within one year after your death and must be made over a period of time not exceeding the life or life expectancy of the Beneficiary, or, in the alternative, full distribution must occur within five years after your death.
      If you are NOT the Annuitant and
          o the Annuitant is not your spouse, then distribution must begin within one year after your death and must be made over a period of time not exceeding the life or life expectancy of the Annuitant, or Beneficiary if the Annuitant does not survive you, or, in the alternative, full distribution must occur within five years after your death.
          o    the Annuitant is your spouse, your spouse may:
               * assume ownership as the Annuitant and defer distribution until the Annuity Date, or
               * receive distributions over a period of time not exceeding your surviving spouse's life or life expectancy, in which case payments must begin within one year after your death.
        If you are NOT the Annuitant and the Annuitant dies before the Annuity Date, there is no death benefit and we will ask you to name a new Annuitant.

SPECIAL RULES FOR NON-NATURAL OWNERS
If the Contract owner is an entity (referred to as a non-natural person) such as a trust or corporation, federal income tax law requires a distribution when the Annuitant (an individual) dies or changes. The Contract does not pay a death benefit in this situation. Instead, the Contract owner must surrender the Contract and fully withdraw the Contract Value within five years. Alternatively, the Contract owner can choose to name a new Annuitant and annuitize the Contract within one year and begin receiving distributions over the life of the new Annuitant.

                               VA Contract -- 26

These distribution requirements do not apply if the non-natural person owns the Contract as an agent for a natural person. Please contact your tax or legal advisor about your specific situation.

DEATH BENEFITS ON OR AFTER THE ANNUITY DATE
-------------------------------------------

Under current federal income tax law, if you are the Contract owner as well as the Annuitant and you die on or after the Annuity Date, any payment that remains under the terms of the Contract must continue at least as rapidly as before your death. To the extent that the Distribution Option then in effect provides for any benefits following the death of Annuitant, the Beneficiary may:
          o    continue to receive the same payments as the Annuitant; or
          o    if permitted under the Distribution Option,
               * receive higher payments, but over a shorter period of time, than the Annuitant was receiving; or
               * take full distribution of the remaining value at the Annuitant's death.


------------------------
HOW DO I...?
------------------------

....CONTACT USAA LIFE
   -----------------

You may contact USAA Life by calling us at 1-800-531-2923 (282-3460 in San Antonio) for sales or 1-800-531-4265 (456-9061 in San Antonio) for service or by writing to us at 9800 Fredericksburg Road, San Antonio, Texas 78288.

---------------------------------------------------------------------------
Log on to USAA.COM day or night for contract details, fund account summaries and financial activity information.
---------------------------------------------------------------------------

....BUY A CONTRACT
   --------------

To buy a Contract, you must complete an application and submit it to us at the address shown above, along with your initial premium payment made by check or money order drawn on a U.S. bank in U.S. dollars and made payable to USAA Life Insurance Company or USAA Life. We also accept premium payments made by bank draft, by wire, or by exchange from another U.S. insurance company. You must be of legal age and reside in a state where we are offering the Contract. The Contract is not available to you if you have attained the age of 85.

The current minimum initial and additional premium payments we accept are as follows:
                  -------------------------------------------------

                                        MINIMUM      MINIMUM
                  TYPE OF PLAN          INITIAL      SUBSEQUENT
                                        PREMIUM      PREMIUM
                  -------------------------------------------------
                  Nonqualified Annuity  $1,000*      $100*
                  -------------------------------------------------
                  IRA and SEP-IRA       $100         $50*
                  -------------------------------------------------
                  TSA or ORP            $50          $50
                  -------------------------------------------------

* Employees of any of the USAA Group of Companies who purchase the Contract may make an initial premium payment of $500 for Nonqualified Annuities, and minimum subsequent premium payments by payroll deduction in an amount not less than $25 for Nonqualified Annuities, IRAs and SEP-IRAs.

For processing of the initial premium payment, see SPECIAL PROCESSING - INITIAL PREMIUM PAYMENTS.

                               VA Contract -- 27

....INVEST MORE MONEY
   -----------------

As long as your Contract Value does not fall below $1,000 (other than for Contracts issued as part of Qualified Plans), you need not make any more premium payments. You may, however, make subsequent premium payments at any time before the Annuity Date. Simply use our Automatic Payment Plan or send your subsequent premium payments to us at:

            USAA Life Insurance Company
            9800 Fredericksburg Road
            San Antonio, TX  78284-8499

We will allocate the premium payments among the various Fixed and Variable Fund Accounts in the same way as the initial premium payment until you change your premium allocation. The minimum amount we will accept is shown in the table above. All premium payments must be in U.S. dollars.

....ACCESS MY MONEY
   ---------------

You may withdraw some or all of your money at any time during the Accumulation Phase. The minimum amount that you may withdraw is $500, or, if less, the remaining balance in the Fixed and/or Variable Fund Account from which you are withdrawing.

To withdraw money, simply contact us at 1-800-531-4265 or send us a written request. Unless you are withdrawing all of your Contract Value, you must specify the Fixed and/or Variable Fund Accounts that you want to withdraw from. If you do not specify the Variable Fund Accounts, we will withdraw money proportionately from your Contract Value in each Variable Fund Account.

There is no charge for withdrawing money from a Variable Fund Account. However, we will deduct the $30 Contract Maintenance Charge if you withdraw all of your money from the Contract. For Contracts issued on or after August 1, 2003, we may also deduct a withdrawal charge from the amount you withdraw from the fixed Fund Account. (See CHARGES & DEDUCTIONS - FIXED FUND ACCOUNT WITHDRAWAL CHARGE.) A 10% federal income tax penalty may apply if you withdraw money before age 59 1/2. You also will pay income taxes on any earnings that you withdraw. For tax-qualified arrangements, you also will generally pay income tax on withdrawals of contributions not previously taxed. For a discussion of tax aspects, see TAX INFORMATION below. You should seek the advice of a tax advisor before withdrawing money.

....CHANGE MY INVESTMENT CHOICES
   ----------------------------

During the Accumulation Phase, you may change your investment choices by transferring money among the Fixed and Variable Fund Accounts. There is no charge to transfer money from a Variable Fund Account If your Contract was issued on or after August 1, 2003, your money that is in the Fixed Fund Account
- including money that you transferred there from a Variable Fund Account -- may be subject to a withdrawal charge for the first 7 years the funds are in the Fixed Fund Account. (See CHARGES & DEDUCTIONS - FIXED FUND ACCOUNT WITHDRAWAL CHARGE.)

The following restrictions apply during the Accumulation Phase:
     1.   You may make 18 transfers each Contract Year.
     2. The minimum amount of value that you may transfer from one Account to another is $100, or, if less, your total remaining Account balance.
     3. Your written or telephone request for a transfer must clearly state the amount to be transferred, the Fixed or Variable Fund Account from which it is to be withdrawn, and the Account to which it is to be credited.

During the Distribution Phase, the Annuitant or other payee may transfer Annuity Units among the Variable Fund Accounts (up to a maximum of 4 Variable Fund Accounts), or from a Variable Fund Account to a Fixed Annuity under the same Distribution Option previously in effect. There is no charge for such transfers. Transfers made during the Distribution Phase are subject to restriction 3 noted above, as well as the following restrictions:

                               VA Contract -- 28

     1. You may make up to 3 transfers per Contract Year from a Variable Fund Account to another Variable Fund Account or to a Fixed Annuity.
     2. You may not transfer from a Fixed Annuity to a Variable Annuity or to a new Distribution Option.
     3. The minimum amount that you may transfer from a Variable Fund Account is $100.
     4. Once you have transferred Annuity Unit Value to the Fixed Fund Account, it is locked in and cannot be transferred out.


EXCESSIVE SHORT-TERM TRADING

The Contract is not intended as a short-term investment vehicle. Some investors try to profit by using excessive short-term trading practices involving Fund shares, frequently referred to as "market timing."

Excessive short-term trading activity can disrupt the efficient management of a Fund and raise its transaction costs by forcing portfolio managers to first buy and then sell portfolio securities in response to a large investment by short-term traders. While there is no assurance that we can deter all excessive short-term trading, we have adopted policies and procedures for the Contracts which are designed to deter disruptive, excessive short-term trading without needlessly penalizing BONA FIDE investors.

To deter such trading activities, our policies and procedures include the following:

     o The Contract limits the number of transfer requests that can be made during a Contract year. For more detailed information on transfers, see How Do I...Change My Investment Choices on page____.

     o Orders for the purchase of Fund shares are subject to acceptance by the Fund. Therefore, we reserve the right to reject, without prior notice, any premium payment or transfer request if, in our judgment, the payment or transfer or series of transfers would have a negative impact on a Variable Fund Account's operations, if a Fund would reject our purchase order, or if the investment in a Fund is not accepted for any reason.

     o Some Funds may, in the future, assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Variable Fund Account that occur within a short time after the date of allocation to the Variable Fund Account. Any short-term trading fees paid would be retained by the underlying Fund, not by USAA Life, and would be part of the underlying Fund's assets.

          These fees would be intended to compensate the Fund (and Contract owners with interests allocated in the Fund) for the negative impact on Fund performance that may result from frequent, short-term trading strategies. Such short-term trading fees would not be intended to affect the large majority of contract owners not engaged in such strategies.

          Any short-term trading fee assessed by any underlying Fund available under the Contract would likely equal a percentage of the amount determined to be engaged in short-term trading. Short-term trading fees would only apply to those Variable Fund Accounts corresponding to underlying funds that began charging such fees, which would be described in the underlying Fund prospectuses. Contract owners are responsible for monitoring the length of time allocations are held in any particular Variable Fund Account. We would not provide advance notice of the assessment of any applicable short-term trading fee.

          CURRENTLY, NONE OF THE UNDERLYING FUNDS OFFERED AS INVESTMENT OPTIONS UNDER THE CONTRACT ASSESS A SHORT-TERM TRADING FEE. Should this occur, we will provide you with proper notice.

RIGHT TO REJECT PREMIUM PAYMENTS AND TRANSFER ORDERS AND LIMIT TRANSFERS

A Fund's main weapon against excessive short-term trading is its right to reject purchase or exchange orders if in the best interest of the affected fund. In enforcing this policy, Funds are concerned with excessive short-term trading activities that can hamper the efficient management of a fund. Similarly, we are concerned that the costs and effects of excessive short-term trading are borne by all fund shareholders and Contract owners, including long-term investors who do not generate the costs. Generally, persons who engage in an "in and out" transaction within a 30-day period will violate our policy if they engage in another "in and out" transaction in the same fund within 90 days. We also reserve the right to restrict future purchases if a Contract owner is classified


                               VA Contract -- 29
as engaged in other patterns of excessive short-term trading. Finally, we reserve the right to classify a Contract owner as an excessive short-term trader due to the size of any one investment, the timing of the investment, or due to a history of excessive transfers by the owner.

The following transactions are exempt from these policies:

     o Purchases and sales pursuant to automatic investment or withdrawal plans; and

     o Other transactions that are not motivated by short-term trading considerations if they are approved by management personnel and are not disruptive to the Fund.

We may impose any of the following restrictions, depending upon the transfer activities of the Contract owner and the disruptive effect of the activities:

     o prohibit the Contract owner's submitting transfer requests by overnight mail, facsimile transmissions, the telephone, our website or any other type of electronic medium.
     o not accept transfer instructions from a Contract owner or other person authorized to conduct a transfer;
     o limit the amount of transfer requests that can be made during a Contract year; and
     o require the value transferred into a Variable Fund Account to remain in that Variable Fund Account for a particular period of time before it can be transferred out.

We monitor trading activity to enforce those procedures uniformly. However, those who engage in such activities may employ a variety of techniques to avoid detection. Despite our efforts to prevent excessive trading of Funds among the Variable Fund Accounts, there can be no assurance that we will be able to identify all those who employ such short-term strategies, or that we will be able to curtail their trading in every instance. Therefore, the Variable Fund Accounts may reflect lower performance and higher expenses across all Contracts as a result of undetected abusive trading practices. In addition, we cannot guarantee that the underlying Funds will not be harmed by transfer activity related to other insurance companies that invest in the Funds.

                               VA Contract -- 30

....CHANGE MY PREMIUM ALLOCATIONS
   -----------------------------

You may change the allocation of your subsequent premium payments at any time by visiting usaa.com, calling us at 1-800-531-4265 or by sending us a written request. A request to change subsequent premium payment allocations will be effective with the first premium payment we receive on or after the business day we receive the request.

....CHANGE MY ANNUITY DATE
   ----------------------

You may change the Annuity Date by sending us a written request at least thirty days before the Annuity Date.

....CHANGE MY ANNUITANT
   -------------------

You may change your Annuitant by sending us a written request. We must receive your request at least 15 days before the Annuity Date. The change will take effect as of the business day we receive your request.

....CHANGE MY BENEFICIARY
   ---------------------

During the Annuitant's life, you may change your Beneficiary by sending a written request to us. The change will take effect as of the date you sign the request. If we make any payments before receiving your request to change the Beneficiary, we will receive credit against our obligations under the Contract.

....TRANSFER OR ASSIGN OWNERSHIP
   ----------------------------

You may transfer or assign ownership of the Contract, subject to legal restrictions. To transfer or assign ownership, you must notify us in writing. An assignment is not effective until we receive it at our address. We are not responsible for determining the validity of an assignment.

....PLACE A TELEPHONE REQUEST
   -------------------------

Simply call 1-800-531-4265 to:
     o    change your premium payment allocation,
     o    withdraw money, or
     o    transfer money among your investment choices.

We will ask you for your:
     o    name,
     o    USAA number or Contract number, and
     o Social Security number. We treat requests made by facsimile, telegraph, or other electronic transmission device as telephone requests, so please be sure to provide the same identifying information on those requests as well.

We will use reasonable procedures to confirm that instructions given by telephone are genuine, and only if we do not, will we be liable for any losses because of unauthorized or fraudulent instructions. In addition to asking you for identifying information, we record all telephone communications that concern purchases, redemptions, or transfers. We also send confirmations of all transactions to the Contract owner's address. We may modify, suspend, or discontinue this telephone transaction privilege at any time without prior notice.

....CANCEL MY CONTRACT DURING THE FREE LOOK
   ---------------------------------------

You may return your Contract to us within the Free Look Period. If you return your Contract within the Free Look Period, we will give you a refund. We will refund any premium payment allocated to the Fixed Fund Account, plus the greater of:

                               VA Contract -- 31

     o    premium payments allocated to the Variable Fund Accounts, or
     o the value of the Variable Fund Accounts as of the day we receive your cancellation request plus any mortality and expense risk charge, administrative expense charge, and any premium taxes that we have deducted.

We will void the Contract and treat it as if we had not issued it.

....KEEP TRACK OF MY INVESTMENTS
   ----------------------------

At least once each Contract Year, we will send you a statement of information about your Contract. The statement will show the number of Accumulation Units we recently credited to your Contract for each Variable Fund Account and the dollar value of the Accumulation Units. We may send you a statement more frequently. We also will send you semiannual reports for the Funds that correspond to the Variable Fund Accounts, periodic reports for the Separate Account, and any other information that the law requires us to send to you.

Log on to USAA.COM day or night for a convenient way to access information about:
     o    your Contract details,
     o    Variable Fund Account summaries,
     o    Variable Fund Account performance, and
     o    financial activity information.

You may also access information about your Contract through USAA Touchline(R), our 24-hour automated voice response system at 1-800-531-5433. You will need your USAA number or Social Security number and your USAA PIN (the unique personal identification number you use for all USAA Touchline(R) services and USAA.COM or the last 4 digits of your Social Security number).

....START RECEIVING ANNUITY PAYMENTS
   --------------------------------

To receive annuity payments, you must notify us in writing at least thirty days before the Annuity Date of:
     o    the Distribution Option you want to use to begin annuity payments;
     o the type of annuity payments you want (fixed, variable, a combination of fixed and variable annuity payments, or systematic withdrawals); and
     o if you want to receive variable annuity payments, the Variable Fund Accounts (up to 4) you want to use to fund your payments.

Once we have the necessary information, we will apply your Contract Value, less any state required premium tax, to the Distribution Option you have selected.

If you have not chosen a Distribution Option at least thirty days before the Annuity Date, we will apply your Contract Value, less any state required premium tax, to Distribution Option 2, with monthly payments guaranteed for 10 years. In addition, we will apply any Fixed Fund Account Value to provide you with fixed annuity payments. Similarly, we will apply any Variable Fund Account Value to provide variable annuity payments funded from the same Variable Fund Accounts to which you have allocated your Contract Value as of the Annuity Date and in the same proportions. We will apply your Contract Value as of the end of the business day immediately preceding the 10th day before the Annuity Date.

If you have assigned your Contract, the amount due the assignee must be paid in a lump sum before we can determine or begin any annuity payments.

If at the time you want to begin annuity payments, your Contract Value is less than $2,000 or would provide a monthly distribution payment of less than $20 per month, we may cancel your Contract. In that event, we will pay the Annuitant the Contract Value in a lump sum and be released of any further obligations.

                               VA Contract -- 32

....REPORT A DEATH
   --------------

To report a death, we must be notified in writing and receive PROOF OF DEATH, which can be:
     o    a certified death certificate;
     o    a certified copy of a statement of death from the attending physician;
     o a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or
     o    any other proof that we find satisfactory.

We will not pay any death benefit unless we receive a written request and proof of death.

------------------------
PROCESSING DATES
------------------------

Generally, we will process the following transactions using the Fixed and Variable Fund Account Values (including Accumulation and Annuity Unit Values) computed on the business day that we receive your payment, request, notice, and/or other documents or information necessary to complete your transaction:
     o    premium payments;
     o transfers of money or Annuity Units among investment choices (including transfers in the dollar cost averaging program);
     o withdrawals of money (including withdrawals in the systematic withdrawal program); and
     o    death benefit claims.

If we receive your payment, request, etc. BEFORE 3 P.M. CENTRAL TIME on a business day, we will process your transaction using that day's Fixed and Variable Fund Account Values. If you miss the 3 p.m. deadline that day, we will process your transaction using the next business day's Fixed and Variable Fund Account Values.

In this prospectus, we use the term business day to mean any day Monday through Friday when the New York Stock Exchange is open for regular trading. The Exchange usually closes at 4 p.m. New York time (3 p.m. Central Time) and is not open on federal holidays. Business day does not include:
     o    any day when the Funds do not compute the value of their shares; or
     o any day when we do not receive an order to purchase, withdraw, or transfer Accumulation Units or purchase or transfer Annuity Units.

Please keep in mind that we cannot process your telephone or written requests if you do not provide all of the information we need to complete the transaction. If the transaction requires you to notify us in writing, you must sign your written request.

SPECIAL PROCESSING
------------------

INITIAL PREMIUM PAYMENTS
     o If your initial premium payment accompanies a completed application, we will credit your payment within two business days after we receive the payment and completed application.
     o If your initial premium payment accompanies an incomplete application, we will credit your initial premium payment within two business days after we receive the last information we need to process your application.
     o If you allocate any part of your initial premium payment to the Fixed Fund Account, we will credit it to that Account on the Effective Date.
     o If you allocate any part of your initial premium payment to any of the Variable Fund Accounts, we will credit it to the Vanguard Money Market Portfolio Variable Fund Account. Your premium will remain in the Vanguard Money Market Portfolio Variable Fund Account for the Free Look Period plus five calendar days. On the business day immediately after the end of that period, we will allocate your initial premium payment, together with any subsequent premium payments, plus any earnings, to the Variable Fund Accounts as you directed on the


                               VA Contract -- 33
          application. If you live in California and you are age 60 or older, you have additional options during the Free Look Period and should contact us for more information.

INITIAL ANNUITY PAYMENTS
To calculate the amount of the initial annuity payment, we use the Contract Value and Annuity Unit Values on the business day preceding the 10th day before the Annuity Date.

------------------------
POSTPONEMENT OF PAYMENTS
------------------------

We will normally pay amounts withdrawn from a Contract within seven days after we receive your written or telephone request. In addition, we will normally process your transactions using the Fixed or Variable Fund Account Values as of the business day we receive your request.

However, we may not be able to determine the value of the assets of the Variable Fund Accounts if:
     o the New York Stock Exchange is closed for other than customary weekends and holidays;
     o    trading on the New York Stock Exchange is restricted; or
     o an emergency exists and it is not reasonably practicable to dispose of securities held in the Separate Account or determine their value.

In such cases, we may postpone the payment of withdrawal proceeds or defer acting upon a transfer request or any other transaction pertaining to the Separate Account. We also may postpone payments or defer such other transactions where the SEC permits us to do so for the protection of Contract owners. In addition, we will defer requests for withdrawals that would be derived from a premium payment made to us by a check that has not cleared the banking system, to the extent permitted by law at the time, until payment of the check has been honored.

We can defer the payment of a withdrawal from the Fixed Fund Account for up to six months from the business day we receive your written or telephone request.

--------------------------------------------------------------------------------
Log on to usaa.com day or night for contract details, fund account summaries and financial activity information.
--------------------------------------------------------------------------------

                               VA Contract -- 34

-------------------------
MORE INFORMATION ABOUT...
-------------------------

....USAA LIFE
   ---------

USAA Life is a Texas insurance company organized in 1963. We are principally engaged in writing life insurance policies, annuity contracts, and health insurance policies. We are authorized to transact insurance business in all states of the United States (except New York) and the District of Columbia. On a consolidated basis prepared in conformity with accounting principles generally accepted in the United States of America, we had total assets of $10,251,339,732 on December 31, 2004. We are a whollyowned subsidiary of USAA, a diversified financial services organization. Our Home Office is 9800 Fredericksburg Road, San Antonio, Texas 78288.

As of the date of this prospectus, both we and USAA held the highest ratings from A.M. Best Company (A++ Superior) and Standard & Poor's Corporation (AAA Extremely Strong). Both we and USAA also held the second-highest and highest ratings (Aa1 Excellent and Aaa Exceptional), respectively, from Moody's Investors Service. The ratings published by these independent financial rating agencies serve as measurements of an insurer's financial condition. The ratings are based on an evaluation of many factors, including:
     o    profitability,
     o    asset quality,
     o    adequacy of reserves,
     o    capitalization, and
     o    management practices.

These ratings are not a rating of investment performance that our customers have experienced or are likely to experience in the future.

....THE SEPARATE ACCOUNT
   --------------------

We own the assets of the Separate Account. These assets are the shares in the underlying Funds. The Separate Account is a segregated asset account under Texas law. That means we account for the Separate Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Separate Account that are in excess of the reserves and other Contract liabilities with respect to the Separate Account are subject to liabilities relating to our other operations. The Separate Account consists of eighteen (18) Variable Fund Accounts, each of which invests in a corresponding Fund.

                               VA Contract -- 35

....THE FUNDS
   ---------

SUBSTITUTION OF FUNDS
If the shares of any Fund should no longer be available for investment by the Separate Account, or if in our judgment it would be consistent with the purposes of the Contract, we may eliminate that Fund and substitute shares of another eligible investment fund. In most cases, a substitution of shares of any Fund would require prior approval of the SEC. We also may add new Variable Fund Accounts that invest in additional mutual funds.

VOTING PRIVILEGES
Based on our present view of the law, we will vote the shares of the Funds that we hold directly or indirectly through the Separate Account in accordance with instructions that we receive from Contract owners entitled to give such instructions. The persons entitled to give voting instructions and the number of shares that a person has a right to instruct will be determined based on Variable Fund Account Values as of the record date of the meeting.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine, based on SEC rules or other authority, that we may vote such shares ourselves in our own discretion. None of the Funds holds regular shareholder meetings.

SPECIAL CONSIDERATIONS
The Funds managed by Baillie Gifford Overseas Ltd., Barrow Hanley Mewhinney & Strauss, Inc., The Vanguard Group, Granahan Investment Management Inc., Grantham Mayo Van Otterloo & Co. LLC, Schroder Investment Management North America Inc., Wellington Management Company, LLP, Fidelity Management & Research Company, Deutsche Investment Management Americas Inc., and Fred Alger Management, Inc. offer shares to separate accounts of unaffiliated life insurance companies to fund benefits under variable annuity contracts and variable life insurance policies. The Funds managed by USAA Investment Management Company (USAA IMCO) offer shares only to our separate accounts to fund benefits under the Contracts and the variable life insurance policies that we offer. The boards of directors or trustees of these Funds monitor for possible conflicts among separate accounts buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict.

To eliminate a conflict, a Fund's board of directors or trustees may require a separate account to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

....THE CONTRACT
   ------------

Our obligations arising under the Contracts are general corporate obligations. We have the responsibility for administration of the Contracts. Among other things, this responsibility includes application and premium processing, issuing the Contracts, and maintaining the required Contract owner's records.

Our affiliate, USAA IMCO, is the principal underwriter of the Contracts. USAA IMCO has agreed to offer the Contracts for sale and distribution through certain of its registered representatives who are also qualified life insurance agents employed by USAA Life. USAA IMCO also will provide certain administrative services to USAA Life.

CONTRACT AGREEMENT
The Contract and the application form the entire agreement between you and USAA Life. We will consider statements in the application to be representations and not warranties. Only an officer of the Company has authority to:

                               VA Contract -- 36

     o    waive a provision of the Contract, or
     o    agree with you to changes in the Contract, and then only in writing.

We reserve the right to change the Contract to comply with all federal and state laws that apply to variable annuity contracts. Among other things, we may conform the terms of the Contract to reflect any changes in the federal tax laws so that the Contract will continue to qualify as an annuity contract.

CONTRACT OWNER
The rights and privileges of the Contract belong to the Contract owner during the lifetime of the Annuitant. The Contract owner is the Annuitant unless the application designates a different Annuitant, and we have approved it. If the Contract owner and the Annuitant are different persons and the owner dies either before or after the Annuity Date, then the rights and privileges of ownership will vest in the Annuitant, or the Beneficiary if the Annuitant does not survive the owner. If the Annuitant is the Contract owner and dies, then the rights and privileges of ownership will vest in the Beneficiary.

ANNUITANT
The Annuitant must be a natural person. The maximum age of the Annuitant on the Annuity Date is age 95. If an Annuitant who is not the Contract owner dies before the owner prior to the Annuity Date, then the Beneficiary becomes the Annuitant, unless the Contract owner designates another Annuitant by written request. An Annuitant who is not the Contract owner has no rights or privileges prior to the Annuity Date. When a Distribution Option involving life contingencies is elected, the amount payable as of the Annuity Date is based on the age and sex (where permissible) of the Annuitant, as well as the Distribution Option chosen and the Contract Value.

BENEFICIARY
The Beneficiary is the person, persons or entity named in the application that may be entitled to receive any Contract benefits that we provide upon the death of the Contract owner or, after the Annuity Date, the Annuitant. A contingent Beneficiary may be named to receive any Contract benefits which are payable in the event the Beneficiary does not survive the Contract owner prior to the Annuity Date or the Annuitant after the Annuity Date. If the Beneficiary dies while receiving annuity payments, we will pay any remaining payments due to the estate of the Beneficiary.

Unless otherwise provided, we will pay benefits as follows:

     o If two or more Beneficiaries have been named, we will pay all benefits in equal shares to those living at the time of the death of Annuitant; and
     o If no Beneficiary survives the Contract owner prior to the Annuity Date or the Annuitant after the Annuity Date, we will pay benefits to the estate of Annuitant.

....CHARGES AND DEDUCTIONS
   ----------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

PREMIUM TAXES
We will deduct any premium taxes or other similar assessments that states, municipalities or other governmental entities may impose. Premium taxes currently imposed range from 0% to 3.5%. The specific amount of any premium tax charge you pay will depend on your state of residence. We will deduct these charges from your Contract Value either when we receive the premium payment or when annuity payments start, as required by state law. You may not deduct any premium tax charge on your federal income tax return.

CONTRACT MAINTENANCE CHARGE
We will deduct a $30 Contract Maintenance Charge from your Contract Value on each Contract anniversary.* If you surrender your Contract, we will deduct the entire Contract Maintenance Charge for that Contract year. We will deduct the


                               VA Contract -- 37
charge proportionately from your investment in the Fixed and Variable Fund Accounts.

We will not deduct this charge:
     o    once you have elected to receive annuity payments under the Contract,
     o from death benefits paid on the death of a Contract owner or Annuitant, or
     o    upon termination due to insufficient Contract Value.

*This charge does not apply to certain Texas Optional Retirement Program Contracts issued before May 1, 2000.

ADMINISTRATIVE EXPENSE CHARGE
We assess each Variable Fund Account a daily charge at an annualized rate of ..10% of the average daily net assets of each Variable Fund Account. This charge, along with the $30 Contract Maintenance Charge, reimburses us for the expenses we incur in the issuance and maintenance of the Contracts and each Variable Fund Account. These expenses include, but are not limited to:
     o preparation of the Contracts, confirmations, periodic reports and statements;
     o    maintenance of the Contract owner's records;
     o    maintenance of the Separate Account records;
     o administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for Contract owner servicing; and
     o    all accounting, valuation, regulatory and reporting requirements.

We do not intend to profit from this charge. Should this charge prove to be insufficient, we will not increase this charge (or the Contract Maintenance Charge) and we will bear the loss.

MORTALITY AND EXPENSE RISK CHARGE
To compensate us for assuming mortality and expense risks, we assess each Variable Fund Account a daily charge at the annualized rate of .65% of the average daily net assets of each Variable Fund Account attributable to the Contracts. This charge consists of approximately .40% for mortality risks and ..25% for expense risks. We assume mortality risks:
     o by our contractual obligation to make annuity payments after the Annuity Date for the life of the Annuitant based on annuity rates guaranteed in the Contracts under Distribution Options that involve life contingencies; and
     o by our contractual obligation to pay a death benefit upon the death of an Annuitant or Contract owner prior to the Distribution Phase.

The expense risk we assume is that all actual expenses involved in administering the Contracts, including Contract maintenance costs, administrative costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees and the costs of other services may exceed the amount recovered from the Contract Maintenance Charge and the Administrative Expense Charge.

We guarantee the Mortality and Expense Risk Charge. We cannot increase it. If the Mortality and Expense Risk Charge is insufficient to cover the actual costs associated with the Contracts, we will bear the loss. Conversely, if the amount deducted proves more than sufficient, the excess will be our profit. We expect to profit from this charge.

INCOME TAXES
We reserve the right to charge for federal income taxes that may be incurred by the Separate Account. This charge applies only to the Variable Fund Accounts under this Contract.

EXPENSES OF THE FUNDS
Expenses paid out of the assets of the Funds are described in detail in the accompanying prospectuses for the Funds.

                               VA Contract -- 38

FIXED FUND ACCOUNT WITHDRAWAL CHARGE
The following information concerning the Fixed Fund Account Withdrawal Charge applies to all Contracts issued on or after August 1, 2003, in all states where the Fixed Fund Account is available, except South Carolina.

The Fixed Fund Account Withdrawal Charge applies to premium payments allocated into the Fixed Fund Account or transfers from a Variable Fund Account into the Fixed Fund Account (collectively, PAYMENTS) that are subsequently withdrawn or transferred out of the Fixed Fund Account. The charge is a percentage of the Payment withdrawn or transferred out, depending on how many years have passed since the Payment being withdrawn or transferred was credited to the Fixed Fund Account, on a first-in first-out basis (FIFO), according to the following schedule:

----------------------------------------------------------------
NUMBER OF     Less                                      7 or
YEARS         than 1    2      3      4      5      6     more
----------------------------------------------------------------

CHARGE         7%       6%     5%     4%     3%     2%     1%
----------------------------------------------------------------

The Fixed Fund Account Withdrawal Charge does not apply in all situations. Please refer to your Contract for more information.

------------------------
TAX INFORMATION
------------------------

We base this discussion of taxes on current federal income tax law and interpretations. Congress has changed and may again, at any future time, change the tax treatment of annuities. Additionally, the Treasury Department and the Internal Revenue Service may issue new or amended regulations or other interpretations of that law. The courts may also interpret the law. These changes could affect you retroactively. The following is for general information purposes only and should not be construed as legal, tax, or investment advice. You should consult a qualified tax advisor for tax advice about your Contracts.

THIS DISCUSSION DOES NOT ADDRESS STATE OR LOCAL TAX, ESTATE AND GIFT TAX, OR SOCIAL SECURITY TAX CONSEQUENCES OF THE CONTRACTS, AND THE APPLICABLE TAX LAWS OF YOUR STATE MAY DIFFER FROM THE FEDERAL LAWS.

NONQUALIFIED CONTRACTS
----------------------

THE FOLLOWING DISCUSSION APPLIES TO NONQUALIFIED CONTRACTS PURCHASED OUTSIDE OF TAX-QUALIFIED RETIREMENT PROGRAMS.

INCREASES IN VALUE
GENERAL RULE. Generally, Section 72 of the Internal Revenue Code of 1986, as amended, (CODE) governs the federal income taxation of annuities. If you are a natural person, you will not be taxed currently on increases in your Contract's Fixed Fund Account Value or Variable Fund Account Value.

OWNERS OTHER THAN NATURAL PERSONS. If you are not a natural person, such as a corporation, the Code taxes you currently on increases in a contract's Fixed Fund Account Value or Variable Fund Account Value. The Code also contains exceptions to this rule.

DIVERSIFICATION. The Code and underlying Treasury Regulations set forth requirements for investment diversification that each Variable Fund Account must meet. Generally, a Variable Fund Account will satisfy these requirements if its corresponding Fund satisfies them. A Fund's failure to meet the diversification requirements will subject the Contract owner that invests in a Variable Fund Account corresponding to that Fund to current taxation on any increases in the Contract's Fixed Fund Account Value and Variable Fund Account Value for the period of such diversification failure, and any subsequent period.

                               VA Contract -- 39

CONTRACT OWNER CONTROL. The Treasury Department has stated that it may issue guidelines that limit a Contract owner's control of investments underlying a variable annuity. If a Contract failed to meet those guidelines, you would be taxed on the Contract's current income. The Treasury Department has said informally that those guidelines may limit the number of investment funds and the frequency of transfers among those funds. The issuance of such guidelines may require us to limit your right to control the investment. The guidelines may apply only prospectively, although they could apply retroactively if they do not reflect a new Treasury Department position.

WITHDRAWALS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you will be taxed on partial and full withdrawals from a Nonqualified Contract to the extent of any income in the Contract. Income in the Contract equals income earned on previous premium payments. The amount of any partial or full withdrawal exceeding income in the Contract is not taxable. We combine all Contracts we have issued to you in the same calendar year in determining the amount of any withdrawal that is includible in your income for tax purposes.

ASSIGNMENTS
An assignment of a Nonqualified Contract will receive the same tax treatment as a full withdrawal, discussed immediately above.

DISTRIBUTIONS DURING THE DISTRIBUTION PHASE
During the Distribution Phase, each annuity payment from a Nonqualified Contract is taxable in part and nontaxable in part. You calculate the nontaxable part first.

For fixed annuity payments, the nontaxable part of each payment is the product of (1) the amount of the payment times (2) the ratio of (a) the investment in the Contract to (b) the total value of expected payments. Investment in the Contract is the total of all your premium payments less any previous distributions that were not included in your income.

For variable annuity payments, the nontaxable part of each payment is (1) the investment in the Contract divided by (2) the total number of expected payments.

The taxable part of each payment is the balance left after you subtract the nontaxable part. The taxable part is taxed at ordinary income tax rates.

PENALTY ON DISTRIBUTIONS
Distributions prior to age 59 1/2 during either the Accumulation or Distribution Phase may be subject to a penalty tax equal to 10% of the amount includible in income. The penalty tax will not apply to certain distributions, including those:

     o    made on or after the recipient reaches age 59 1/2;
     o made after the death of the Contract owner, or, where the owner is not a natural person, the death of the Annuitant;
     o    made on account of the recipient's disability;
     o that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the recipient or the joint lives (or joint life expectancies) of the recipient and the recipient's Beneficiary (under current Internal Revenue Service interpretation, distributions under a systematic withdrawal program will not qualify for this exception); or
     o made under an immediate annuity, which the Code defines in Section 72(u)(4).

There is a similar penalty, also subject to exceptions, on certain distributions from Contracts from Qualified Plans.

DEATH BENEFITS
Special rules apply to the distribution of death benefits under the Contract either during the Accumulation Phase or during the Distribution Phase. (See DEATH BENEFITS.)

                               VA Contract -- 40

TAX-FREE EXCHANGES
The Code allows a tax-free exchange of one annuity contract for another annuity contract if the annuitant and the owner are the same under each contract.

TRANSFERS
The Code does not currently tax transfers between investment options under a Contract.

QUALIFIED PLAN CONTRACTS
------------------------

THE FOLLOWING DISCUSSION APPLIES TO CONTRACTS UNDER QUALIFIED PLANS.

You may use the Contracts with several types of Qualified Plans. The tax rules applicable to Contract owners, Annuitants, and other benefit recipients vary according to the type of Qualified Plan and the terms and conditions of the Qualified Plan. These terms and conditions may limit the rights otherwise available to you under the Contracts.

ACCUMULATION PHASE
In general, purchase payments made under a Qualified Plan on your behalf are excludable from your gross income during the Accumulation Phase. The portion, if any, of any purchase payment not excluded from your gross income during the Accumulation Phase constitutes your investment in the contract.

DISTRIBUTION PHASE
When payments during the Distribution Phase begin, you will begin to receive a return of your investment in the contract, if any, as a tax-free return of capital. The Code's rules for which portion of each payment is taxable and which is nontaxable may vary depending on the type of Qualified Plan.

TYPES OF QUALIFIED PLANS
The Contracts are available with the following types of Qualified Plans:
     o    Individual Retirement Annuity (IRA).
     o    Roth IRA.
     o    Simplified Employee Pension-Individual Retirement Annuity (SEP-IRA).
     o Tax-Sheltered Annuity (TSA or 403(b) TSA). Distributions of amounts contributed to a TSA Contract are restricted. The restrictions apply to amounts accumulated after December 31, 1988, including voluntary contributions after that date and earnings on prior and current voluntary contributions. These restrictions require that no distributions will be permitted prior to one of the following events:
          (1) attainment of age 59 1/2, (2) severance from employment, (3) death, (4) disability, or (5) hardship (hardship distributions will be limited to the amount of salary reduction contributions exclusive of earnings).
     o Texas Optional Retirement Program (ORP) and similar programs in other states.

FEDERAL INCOME TAX WITHHOLDING
------------------------------

Amounts distributed from a Contract are subject to federal income tax withholding, to the extent includible in a recipient's taxable income. A recipient may choose not to have taxes withheld or to have taxes withheld at a different rate by filing a withholding election form with us.

------------------------
FINANCIAL INFORMATION
------------------------

The financial statements for the Separate Account and USAA Life appear in the Statement of Additional Information. To obtain a copy of the Statement of Additional Information, call us at 1-800-531-2923. These financial statements have been audited by Ernst & Young LLP. You should consider our financial statements only as bearing on our ability to meet our obligations under the Contracts. Our financial statements do not bear on the investment performance of the Separate Account.CONTENTS OF

                               VA Contract -- 41

STATEMENT OF ADDITIONAL INFORMATION

STATEMENT OF ADDITIONAL INFORMATION:
   GENERAL INFORMATION
   DISTRIBUTOR
   SAFEKEEPING OF THE ASSETS OF THE SEPARATE ACCOUNT
   REGULATION AND RESERVES
   SERVICES
   TAX-SHELTERED ANNUITY LOANS
   INDEPENDENT AUDITORS
   CALCULATION OF ACCUMULATION UNIT VALUES
   CALCULATION OF PERFORMANCE INFORMATION
      MONEY MARKET VARIABLE FUND ACCOUNT
      OTHER VARIABLE FUND ACCOUNTS
   ANNUITY PAYMENTS
      GENDER OF ANNUITANT
      MISSTATEMENT OF AGE OR SEX AND OTHER ERRORS
      ANNUITY UNIT VALUE
   FINANCIAL STATEMENTS





FOR A COPY CALL 1-800-531-2923 OR WRITE US AT:

USAA LIFE INSURANCE COMPANY
9800 FREDERICKSBURG ROAD
SAN ANTONIO, TEXAS 78288



                               VA Contract -- 42

[USAA (R)LOGO]
[GRAPHIC OMITTED]


                       STATEMENT OF ADDITIONAL INFORMATION


                                VARIABLE ANNUITY

                      FLEXIBLE PREMIUM DEFERRED COMBINATION
                       FIXED AND VARIABLE ANNUITY CONTRACT

                                   MAY 1, 2005


OFFERED BY:
USAA LIFE INSURANCE COMPANY
9800 FREDERICKSBURG ROAD
SAN ANTONIO, TEXAS 78288



This Statement of Additional Information (Statement) is not a prospectus, but should be read in conjunction with the prospectus, dated May 1, 2005, for the Separate Account of USAA Life Insurance Company (USAA Life). Capitalized terms used in this Statement that are not defined herein have the same meaning given to them in the prospectus. You may obtain a free copy of the prospectus by writing USAA Life at the address above, or by calling 1-800-531-2923.

------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                                                                           PAGE
GENERAL INFORMATION.........................................................2
DISTRIBUTOR.................................................................2
SAFEKEEPING OF THE ASSETS OF THE SEPARATE ACCOUNT...........................2
REGULATION AND RESERVES.....................................................2
SERVICES....................................................................3
TAX SHELTERED ANNUITY LOANS.................................................3
INDEPENDENT AUDITORS........................................................3
CALCULATION OF ACCUMULATION UNIT VALUES.....................................3
CALCULATION OF PERFORMANCE INFORMATION......................................4
     Vanguard Money Market Portfolio Variable Fund Account..................4
     Other Variable Fund Accounts...........................................4
ANNUITY PAYMENTS............................................................5
     Gender of Annuitant....................................................5
     Misstatement of Age or Sex and Other Errors............................5
     Annuity Unit Value.....................................................6
FINANCIAL STATEMENTS........................................................7


                                  VA SAI -- 1

                               GENERAL INFORMATION

USAA Life is a stock insurance company incorporated in Texas in 1963. USAA Life is principally engaged in writing life insurance policies, fixed annuity contracts, and health insurance policies. USAA Life is authorized to transact insurance business in all states of the United States (except New York) and the District of Columbia. USAA Life is a wholly-owned stock subsidiary of the United Services Automobile Association (USAA), the parent company of the USAA group of companies (a large diversified financial services organization).

                                   DISTRIBUTOR

The Contracts are primarily sold in a continuous offering by direct response through salaried sales account representatives employed by USAA Life. These individuals are appropriately licensed at the state level to sell variable annuity contracts and are registered with the National Association of Securities Dealers, Inc. (the NASD) as registered representatives or principals with USAA Investment Management Company (USAA IMCO). USAA IMCO, an affiliate of USAA Life, is registered as a broker-dealer with the SEC and is a member of the NASD.

                SAFEKEEPING OF THE ASSETS OF THE SEPARATE ACCOUNT

All assets of the Separate Account are held in the custody and safekeeping of USAA Life. The assets are kept physically segregated and held separate and apart from the assets of the General Account of USAA Life. USAA Life maintains records of all purchases and redemptions of shares of the Funds by each of the Variable Fund Accounts.

                             REGULATION AND RESERVES

USAA Life is subject to regulation by the Texas Department of Insurance and by insurance departments of other states and jurisdictions in which it is licensed to do business. This regulation covers a variety of areas, including benefit reserve requirements, adequacy of insurance company capital and surplus, various operational standards, and accounting and financial reporting procedures. USAA Life's operations and accounts are subject to periodic examination by insurance regulatory authorities. The Contracts described in the prospectus are filed with and (where required) approved by insurance officials in each state and jurisdiction in which Contracts are sold.

Although the federal government generally has not directly regulated the business of insurance, federal initiatives often have an impact on the insurance business in a variety of ways. Federal measures that may adversely affect the insurance business include employee benefit regulation, tax law changes affecting the taxation of insurance companies or of insurance products, changes in the relative desirability of various personal investment vehicles, and removal of impediments on the entry of banking institutions into the insurance business. Also, both the executive and legislative branches of the federal government periodically have under consideration various insurance regulatory matters that could ultimately result in direct federal regulation of some aspects of the insurance business. It is not possible to predict whether this will occur or, if so, what the effect on USAA Life would be.

Pursuant to state insurance laws and regulations, USAA Life is obligated to carry on its books, as liabilities, reserves to meet its obligations under outstanding insurance contracts. These reserves are based on assumptions about, among other things, future claims experience and investment returns. Neither the reserve requirements nor the other aspects of state insurance regulation provide absolute protection to holders of insurance contracts, including the Contracts, if USAA Life were to incur claims or expenses at rates significantly higher than expected, or significant unexpected losses on its investments.

                                  VA SAI -- 2

                                    SERVICES

USAA Life has entered into a Service Agreement with USAA Transfer Agency Company d/b/a USAA Shareholder Account Services (USAA SAS), pursuant to which USAA SAS will receive and forward to USAA Life applications and premium payments for certain Tax Sheltered Annuity Contracts.

                           TAX SHELTERED ANNUITY LOANS

Loans are not currently available under the Contract. USAA Life may in the future, at its discretion, permit loans in connection with Contracts that fund section 403(b) Tax Sheltered Annuities (TSAs). Any such loans must conform to the requirements mandated by Section 72(p) of the Internal Revenue Code. If you borrow against the Fixed Fund Account and/or Variable Fund Account(s), the portion equal to the loan amount will be transferred from the particular Account(s) to a Loan Collateral Account. The Loan Collateral Account is part of the Company's general assets and liabilities.

                              INDEPENDENT AUDITORS

The audited financial statements and financial highlights of the Separate Account as of December 31, 2004, and for each of the years or periods presented, and the audited consolidated financial statements of USAA Life Insurance Company and its subsidiaries as of December 31, 2004 and 2003, and for each of the years in the three-year period ended December 31, 2004, are included in this Statement. The information has been audited by Ernst & Young LLP, independent certified public accountants, through their offices located at 1900 Frost Bank Tower, 100 West Houston StreetSan Antonio, Texas 78205.

                     CALCULATION OF ACCUMULATION UNIT VALUES

Each Variable Fund Account's Accumulation Units are valued separately. Initially, the Accumulation Unit Value of each Variable Fund Account was set at $10, except for the Vanguard Money Market Portfolio Variable Fund Account (Vanguard Money Market Portfolio), which was set at $1. Thereafter, the Accumulation Unit Value of a Variable Fund Account as of the end of any Valuation Period is calculated as one (1) multiplied by two (2) where:

     (1) is the Accumulation Unit Value for the Account as of the end of the immediately preceding Valuation Period; and
     (2)  is the net investment factor for the Valuation Period then ended.

NET INVESTMENT FACTOR
---------------------

The net investment factor (NIF) is used to determine how the investment experience of a Fund affects the Accumulation Unit Value of the corresponding Variable Fund Account from one Valuation Period to the next Valuation Period. The Valuation Period is the period of time from the end of one Valuation Date to the end of the next Valuation date. The Valuation Date is any business day, Monday through Friday, on which the New York Stock Exchange is open for regular trading, except: (1) any day on which the value of the shares of a Fund is not computed; and (2) any day during which no order for the purchase, redemption, surrender or transfer of Accumulation Units or Annuity Units is received.

The NIF for each Variable Fund Account as of the end of any Valuation Period is determined by dividing (1) by (2) and subtracting (3) from the result where:

(1) Is the net result of:

    (a) the net asset value per share of the corresponding Fund as of the end of the current Valuation Period;

    (b) plus the per share amount of any dividend or capital gain distributions made on the Fund shares held in the corresponding Variable Fund Account during the current Valuation Period;

                                  VA SAI -- 3

    (c) plus or minus a per share credit or charge for that current Valuation Period for any decrease or increase, respectively, in any income taxes reserved that we determine has resulted from the investment operations of the particular Variable Fund Account or any other taxes that are applicable to this Contract;

(2) Is the net asset value per share of the corresponding Fund at the beginning of the current Valuation Period; and

(3) Is a factor representing the mortality and expense risk and administrative expense charge. See prospectus for Mortality and Expense Risk and Administrative Expense Charges.

                     CALCULATION OF PERFORMANCE INFORMATION

From time to time, the Separate Account may include in advertisements, sales literature, and reports to Contract owners or prospective investors information relating to the performance of its Variable Fund Accounts. The performance information that may be presented is not an estimate or guarantee of future investment performance and does not represent the actual experience of amounts invested by a particular Owner. Set out below is a description of the standardized and non-standardized methods used in calculating the performance information for the Variable Fund Accounts. All standardized performance quotations will reflect the deduction of the Mortality and Expense Risk Charge, the Administrative Expense Charge and the Contract Maintenance Charge, based on an estimated average Contract size of $53,931 as of December 31, 2004, and Fund operating expenses (net of reimbursements), but will not reflect charges for any state premium taxes. The Contracts are not subject to a charge for withdrawals from any Variable Fund Account.

VANGUARD MONEY MARKET PORTFOLIO VARIABLE FUND ACCOUNT
-----------------------------------------------------

YIELD and EFFECTIVE YIELD quotations for the Vanguard Money Market Portfolio are computed in accordance with standard methods prescribed by the SEC. Under these methods, the Vanguard Money Market Portfolio's yield is calculated based on a hypothetical Contract having a beginning balance of one Accumulation Unit in the Vanguard Money Market Portfolio for a specified 7-day period. Yield is determined by dividing the net change in the Accumulation Unit Value during the 7-day period, reduced by the estimated daily equivalent of the Contract Maintenance Charge, by its beginning value to obtain the base period return, then multiplying the base period return by the fraction 365/7. The net change in Accumulation Unit Value will reflect the value of additional shares purchased with the dividends paid by the Trust, but will not reflect any realized capital gains or losses or unrealized appreciation or depreciation in the assets of the Variable Fund Account.

The effective yield of the Vanguard Money Market Portfolio reflects the effects of compounding, and is computed according to the following formula prescribed by the SEC:

           Effective Yield = [(Base Period Return + 1)365/7] - 1

For the seven day period ended December 31, 2004, the current yield of the Vanguard Money Market Portfolio Variable Fund Account was 1.27 %.

OTHER VARIABLE FUND ACCOUNTS
----------------------------

Each Variable Fund Account may state its TOTAL RETURN or YIELD in sales literature and advertisements. Any statements of total return, yield, or other performance data of a Variable Fund Account, other than yield quotations of the Vanguard Money Market Portfolio, will be accompanied by information on that Variable Fund Account's standardized average annual total return for the most recent 1-, 5- and 10-year periods or, if less, the period from the Variable Fund Account's inception of operation.

AVERAGE ANNUAL TOTAL RETURN. Standardized average annual total return is computed according to the following formula prescribed by the SEC, based on a hypothetical $1,000 Contract Value: P (1 + T)n = ERV

                                  VA SAI -- 4

Where:
   P   = A hypothetical initial premium payment of $1,000.
   T   = Average annual total return.
   n   = Number of years.
   ERV = Ending redeemable value of a hypothetical $1,000 Contract Value at the end of the period.

Non-standardized average annual total return is computed in a similar manner, except that different time periods and hypothetical initial payments may be used, and certain charges may not be reflected.

CUMULATIVE TOTAL RETURN. Cumulative total return is calculated in a manner similar to standardized average annual total return, except that the results are not annualized. The SEC has not prescribed a standard formula for calculating cumulative total return. Cumulative total return is calculated by finding the cumulative rates of return of a hypothetical initial investment of $1,000 over various periods, according to the following formula, and then expressing that as a percentage:

                                 C = (ERV/P) - 1

Where:
   P =  A hypothetical initial payment of $1,000.
   C =  Cumulative total return.
   ERV= Ending redeemable value of a hypothetical $1,000 payment made at the beginning of the applicable period.

30-DAY YIELD. Each Variable Fund Account, other than the Vanguard Money Market Portfolio, may also advertise its yield based on a specified 30-day period. Yield is determined by dividing the net investment income per Accumulation Unit earned during the 30-day period by the Accumulation Unit Value on the last day of the period and annualizing the resulting figure, according to the following formula prescribed by the SEC, which assumes a semiannual reinvestment of income:

                             YIELD =2 [(a-b +1)6 -1]
                                    [ (cd       )      ]
Where:
   a = Net investment income earned during the period by the Fund whose shares are owned by the Variable Fund Account.
   b =  Expenses accrued for the period.
   c = The average daily number of Accumulation Units outstanding during the period.
   d = The maximum offering price per Accumulation Unit on the last day of the period.

                                ANNUITY PAYMENTS

GENDER OF ANNUITANT
-------------------

When annuity payments are based on life expectancy, the amount of each annuity payment ordinarily will be higher if the Annuitant or other measuring life is a male, as compared with a female under an otherwise identical Contract, because, statistically, females tend to have longer life expectancies than males.

However, there will be no differences between males and females in any jurisdiction where such differences are not permitted. We may also make available Contracts with no such differences in connection with certain employer-sponsored benefit plans. Employers should be aware that under most such plans, Contracts that make distinctions based on gender are prohibited by law.

MISSTATEMENT OF AGE OR SEX AND OTHER ERRORS
-------------------------------------------

If the age or sex of an Annuitant has been misstated to us, any amount payable will be that which the premium payments paid would have purchased at the correct age and sex. If we made any overpayments because of incorrect information about age or sex, or any error or miscalculation, we will deduct the overpayment from


                                  VA SAI -- 5
the next payment or payments due. We will add any underpayments to the next payment. The amount of any adjustment will be credited or charged with interest at the effective annual rate of 3% per year.

ANNUITY UNIT VALUE
------------------

Annuity Unit Value is calculated at the same time that Accumulation Unit Value is calculated and is based on the same values for shares of the Funds. The following illustrations show, by use of hypothetical examples, the methods of determining the Annuity Unit Value and the amount of Variable Annuity Payments.

ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE
-------------------------------------------------

Annuity at age 65:  Life with 120 payments certain:

1. Annuity Unit Value, beginning of period..........................   $.980000

2. Assume Net Investment Factor for period equal to.................   1.001046

3. Daily adjustment for 3.0% Assumed Investment Rate................    .999919

4. (2) x (3)........................................................   1.000965

5. Annuity Unit Value, end of period................................   $.980946
   (1) x (4)


ILLUSTRATION OF ANNUITY PAYMENTS
--------------------------------

Annuity at age 65:  Life with 120 payments certain:

1.  Number of Accumulation Units at Annuity Date....................   10,000.00

2.  Assume Accumulation Unit Value (as of the end of the Valuation
    Period immediately prior to the 10th day before the first
    monthly payment) equal to.......................................   1.800000

3.  Contract Value (1) x (2)........................................   18,000.00

4.  First monthly annuity payment per $1,000 of Contract Value......   $  5.48

5.  First monthly annuity payment (3) x (4) /$ 1,000................   $100.44

6.  Annuity Unit Value (as of the end of the Valuation Period
    immediately prior to the 10th day before the first month
    payment)........................................................   $.980000

7.  Number of Annuity Units (5) / (6)...............................   102.490

8.  Assume Annuity Unit Value for second month equal to.............   $.997000

9.  Second monthly annuity payment (7) x (8)........................   $102.18

10. Assume annuity unit value for third month equal to..............   $.953000

11. Third monthly annuity payment (7) x (10)........................   $ 97.67


                                  VA SAI -- 6

                              FINANCIAL STATEMENTS

The most recent audited financial statements of the Separate Account and USAA Life, and the accompanying Independent Auditors' Reports, appear on the pages that follow. The consolidated financial statements for USAA Life should be considered only as bearing upon the ability of USAA Life to meet its obligations under the Contracts, which include death benefits and its assumption of mortality and expense risks. They do not bear on the investment performance of the Separate Account.



                                  VA SAI -- 7

PART C - OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)   Financial Statements

      1. Part A of the Registration Statement. Condensed financial information reflecting the values and number of units outstanding for each class of accumulation units of the Separate Account for the years ended December 31, 1996 through December 31, 2004, and for its first fiscal period of operations (commencing February 6, 1995 and ended December 31, 1995).

      2.  Part B of the Registration Statement.

          (a) The most recent audited financial statements of the Separate Account as of December 31, 2004 and for each of the years or periods presented.
          (b) The consolidated financial statements of USAA Life Insurance Company as of December 31, 2004, and for each of the years in the three-year period ended December 31, 2004.

(b)   Exhibits

      1. Copies of the Resolution of the Board of Directors of USAA Life Insurance Company, effective February 8, 1994, establishing the Separate Account of USAA Life Insurance Company, and Amendment thereto, dated July 29, 1994. (The resolution is filed in lieu of a trust or indenture creating a unit investment trust.)(3)

      2.  Not Applicable.

      3. (a) Amended and Restated Distribution and Administration Agreement by and between USAA Life Insurance Company and USAA Investment Management Company, dated December 16, 1994, and amended and restated, to encompass variable universal life insurance, March 30, 1998.(3)

          (b) Underwriting Agreement by and between USAA Life Insurance Company and USAA Investment Management Company, effective May 1, 2003(9)

      4. (a) Form of Flexible Premium Deferred Combination Fixed and Variable Annuity Contract, including endorsements.(3)
          (b) TSA Loan Endorsement.(3)
          (c) Elimination of Fixed Fund Withdrawal Charge Endorsement.(5)

      5. (a) Forms of Applications for Flexible Premium Deferred Combination Fixed and Variable Annuity Contract.(3)

          (b) Telephone Authorization Form.(3)

          (c) Section 1035 Exchange Form.(3)

      6. (a) Articles of Incorporation of USAA Life Insurance Company, as amended.(5)

          (c) Bylaws of USAA Life Insurance Company, as amended April 20, 2004 (filed herewith)

      7.  Not Applicable.

      8. (a) Servicing Agreement by and between USAA Life Insurance Company and USAA Transfer Agency Co. d/b/a USAA Shareholder Account Services, dated February 3, 1995.(3)


                                 VA Part C -- 1

          (b) Administrative Services Agreement, by and between USAA Life Insurance Company and USAA Life Investment Trust, effective May 1, 2003(7).

          (c) Form of Administrative Services Agreement, by and between USAA Life Insurance Company and USAA Investment Management Company(7).

          (f) (i) Amended Participation Agreement by and between Scudder Variable Life Investment Fund and USAA Life Insurance Company, dated February 3, 1995, and amended, May 21, 1998.(4)

              (ii) Amended Participating Contract and Policy Agreement by and between Scudder Investor Services, Inc. and USAA Investment Management Company, dated February 3, 1995, and amended, April 29, 1998.(4)

              (iii) Amended Reimbursement Agreement by and between Scudder
                    Kemper Investments, Inc. and USAA Life Insurance Company, dated February 3, 1995, and amended, May 21, 1998.(4)

              (iv) Amended Letter Agreement by and between Scudder Kemper Investments, Inc., Scudder Investor Services, Inc., Scudder Variable Life Investment Fund, USAA Life Insurance Company and USAA Investment Management Company, dated February 3, 1995, and amended, March 16, 1998.

          (g) (i) Amended Participation Agreement by and between The Alger American Fund, Fred Alger Management, Inc., Fred Alger & Company, Incorporated and USAA Life Insurance Company, dated December 16, 1994, as amended, March 16, 1998.(3)

              (ii) Amended Expense Allocation Agreement by and between Fred Alger Management, Inc., Fred Alger & Company, Incorporated, and USAA Life Insurance Company, dated December 16, 1994, as amended, March 16, 1998.(3)

          (h) Participation Agreement by and between Vanguard Variable Insurance Funds, The Vanguard Group, Inc., Vanguard Marketing Corporation, and USAA Life Insurance Company, dated March 12, 2001.(6)

          (i) Participation Agreement by and between Variable Insurance Products Funds, Fidelity Distributors Corporation, and USAA Life Insurance Company, dated April 20, 2001.(6)

      9. Opinion and Consent of Counsel concerning the legality of the securities being registered. (Filed herewith)

      10. The following Powers of Attorney and Consents:

              (a) Power of Attorney for Robert G. Davis.(2)
              (b) Powers of Attorney for Josue Robles, Jr.(5)
              (c) Power of Attorney for Russell A. Evenson.(7)
              (d) Powers of Attorney for, Kristi A. Matus, and Steven A.
                  Bennett(8)

      11. Not Applicable.

      12. (a) Subscription Agreement by and between USAA Life Insurance Company and USAA Life Investment Trust, dated December 16, 1994.(3)

          (b) Subscription Agreement by and between USAA Life Insurance Company and USAA Life Investment Trust, with respect to the Aggressive Growth and International Funds, dated February 7, 1997, incorporated by reference to Exhibit 13(c) to Post-Effective Amendment No. 3 to the USAA Life Investment Trust's Registration Statement on Form N-1A (File No. 33-82270).

      13. Not applicable.


                                 VA Part C -- 2

------------
(1) Previously filed on April 30, 1996 in Post-Effective Amendment No. 2 to this Registration Statement.
(2) Previously filed on April 29, 1997 in Post-Effective Amendment No. 3 to this Registration Statement.
(3) Previously filed on April 29, 1998 in Post-Effective Amendment No. 4 to this Registration Statement.
(4) Previously filed on February 26, 1999 in Post-Effective Amendment No. 5 to this Registration Statement.
(5) Previously filed on April 27, 2000 in Post-Effective Amendment No. 7 to this Registration Statement.
(6) Previously filed on April 28, 2001 in Post-Effective Amendment No. 8 to this Registration Statement.
(7) Previously filed on May 1, 2003 in Post-Effective Amendment No. 11 to this Registration Statement
(8) Previously filed on April 20, 2004 in Post-Effective Amendment No. 12 to this Registration Statement


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Set forth below are the Directors and officers of USAA Life, the depositor of the Separate Account, who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant, including each senior executive officer of USAA Life. The principal business address for all of the following Directors and officers of USAA Life is 9800 Fredericksburg Road, San Antonio, Texas 78288.

      DIRECTORS:                       POSITIONS & OFFICES ON THE BOARD:
      ----------                       ---------------------------------
      Robert G. Davis                  Director and Chair
      Kristi A. Matus                  Director and Vice Chair
      Steven A. Bennett                Director
      Russell A. Evenson               Director
      Josue Robles, Jr.                Director

      OFFICERS (OTHER THAN DIRECTORS):
      --------------------------------

      NAME:                            POSITIONS & OFFICES WITH USAA LIFE:
      -----                            -----------------------------------
      Kristi A. Matus                  President and Chief Executive Officer
      Lynda C. Cabell                  Senior Vice President and Assistant
                                        Treasurer
      Russell A. Evenson               Senior Vice President
      David M. Holmes                  Senior Vice President and Treasurer
      Mark S. Howard                   Senior Vice President and Secretary
      Sharon L. Kaminsky               Senior Vice President
      Mark S. Rapp                     Senior Vice President
      Edwin T. McQuiston               Senior Vice President and Assistant
                                        Treasurer
      Amy D. Cannefax                  Vice President
      Pattie S. McWilliams             Vice President
      W. James Nabholz                 Vice President and Assistant Secretary
      Allen R. Pierce, Jr.             Vice President
      Phillip N. Beyer                 Assistant Vice President
      Brenda E. Davis                  Assistant Vice President
      Jeffrey G. Nordstrom             Assistant Vice President
      Layne C. Roetzel                 Assistant Vice President and
                                        Privacy-Compliance


                                 VA Part C -- 3

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Registrant is a separate account of USAA Life that invests exclusively in mutual funds. Registrant may be deemed to be a control person of one or more of these mutual funds to the extent that it beneficially owns more than 25% of the voting securities thereof. It also may be deemed to be under common control with companies affiliated with its depositor, USAA Life. For further information, please refer to the organizational list that is filed herewith and incorporated by reference in response to this item.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of December 31, 2004, there were 8,146 owners of Contracts covered by this Registration Statement.

ITEM 28. INDEMNIFICATION

The information called for by this Item is incorporated herein by reference to
Article IX of the Bylaws of USAA Life, filed as Exhibit 6(b) to this Registration Statement; to Section 9 of the Amended and Restated Underwriting and Administrative Services Agreement, filed as Exhibit 8(b) to this Registration Statement; to Section 13 of the Amended and Restated Distribution and Administration Agreement, filed as Exhibit 3 to this Registration Statement; to paragraph 8 of the Participating Contract and Policy Agreement, as amended, filed as Exhibit 8(c)(ii) to this Registration Statement; and to Section 12 of the Transfer Agent Agreement, as amended, filed as Exhibit 8(a) to this Registration Statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the 1933 Act) may be permitted for Directors, officers and controlling persons of USAA Life pursuant to the foregoing, or otherwise, USAA Life has been advised that in the opinion of the Securities and Exchange Commission (the Commission), such indemnification is against public policy as expressed in the 1933 Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by USAA Life of expenses incurred or paid by a Director, officer or controlling person of USAA Life in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, USAA Life will, unless in the opinion of its counsel this matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Other Activity. USAA Investment Management Company (USAA IMCO) is the principal underwriter for the Contracts. USAA IMCO also serves as the investment adviser and principal underwriter to USAA Life Investment Trust, USAA Investment Trust, USAA State Tax-Free Trust, USAA Mutual Fund, Inc., and USAA Tax Exempt Fund, Inc.

(b) Management. Set forth below are the Directors and officers of USAA IMCO who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant, including each senior executive officer of USAA IMCO. The principal business address for all of the following Directors and officers of USAA IMCO is 9800 Fredericksburg Road, San Antonio, Texas 78288.


                                 VA Part C -- 4

      DIRECTORS:                       POSITIONS & OFFICES WITH USAA IMCO
      ----------                       ----------------------------------
      Christopher W. Claus             Director and Chair
      Terri L. Lueusmann               Director

      OFFICERS:                        POSITIONS WITH USAA IMCO:
      ---------                        -------------------------
      Christopher W. Claus             CEO and President
      Clifford A. Gladson              Senior Vice President, Fixed Income
                                        Investments
      David M. Holmes                  Senior Vice President and Treasurer
      Mark S. Howard                   Senior Vice President, Secretary and
                                        Counsel
      Terri L. Luensmann               Senior Vice President, Investment
                                        Operations
      Mark S. Rapp                     Senior Vice President, Marketing
      Stuart H. Wester                 Vice President, Equity Investments
      Eileen M. Smiley                 Vice President and Assistant Secretary
      David H. Smith                   Assistant Vice President, Compliance

(c) Not Applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The accounts and records of Registrant are located at the offices of its depositor, USAA Life, located at 9800 Fredericksburg Road, San Antonio, Texas, 78288; the offices of the principal underwriter of the Contracts, USAA IMCO, located at 9800 Fredericksburg Road, San Antonio, Texas, 78288.

ITEM 31. MANAGEMENT SERVICES

   None.

ITEM 32. UNDERTAKINGS

(a) Registrant hereby undertakes to file a Post-Effective Amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Variable Annuity Contracts may be accepted;

(b) Registrant hereby undertakes to include either (1) as part of any Application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information (Statement), or (2) a toll-free number that an applicant can call or a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement;

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request; and

(d) USAA Life represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by USAA Life under the Contracts. USAA Life bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for USAA Life to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

Registrant hereby represents that it is relying upon the letter, dated November 28, 1988, from the Commission staff to the American Council of Life Insurance, regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940 and the redeemability of variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it intends to comply with the provisions of paragraphs (1)-(4) of that letter.

                                 VA Part C -- 5

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Registrant certifies that it meets the requirements of Securities Act Rule 485(a) for effectiveness of this amended Registration Statement and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of San Antonio and State of Texas on this 24 day of February, 2005

                                           Separate Account of
                                           USAA Life Insurance Company
                                           (Registrant)

                                     By:   USAA Life Insurance Company
                                           (On behalf of Registrant and itself)

                                     By:   /s/ KRISTI A. MATUS
                                           -------------------------------------
                                           Kristi A. Matus
                                           President and Chief Executive Officer

Attest:  /s/ Mark S. Howard
         -----------------------------------------------------------
        Mark S. Howard, Senior Vice President, Secretary and Counsel


As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following Directors and officers of the Depositor on the dates indicated:

(NAME)                     (TITLE)                             (DATE)



-----------------------
Robert G. Davis            Chair


/s/ Kristi A. Matus
-----------------------
Kristi A. Matus            Vice Chair, President and       February 24, 2005
                           Chief Executive Officer

/s/ Russell A. Evenson
-----------------------
Russell A. Evenson         Director                        February  24, 2005


/s/ David M. Holmes
-----------------------
David M. Holmes            Treasurer                       February 24, 2005


/s/ Steven A. Bennett
-----------------------
Steven A. Bennett          Director                        February  24, 2005


/s/ Josue Robles, Jr.
-----------------------
Josue Robles, Jr.          Director                        February  24, 2005

                                 VA Part C -- 6

                                  EXHIBIT INDEX

EXHIBIT
--------------------------------------------------------------------------------

1.         Bylaws of USAA Life Insurance Company, as amended, April 20, 2004

2. Opinion and Consent of Counsel concerning the legality of the securities being registered.

3.         Persons Controlled By or Under Common Control with the Depositor or
           Registrant.







                                 VA Part C -- 7